UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2008

Date of reporting period:	March 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions - Focus Growth Portfolio

Portfolio of Investments         March 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (100.0%)
	Air Freight/Couriers (5.3%)
76,135	C.H. Robinson Worldwide, Inc.	$4,141,744
69,897	Expeditors International of Washington, Inc.	3,157,946
		7,299,690
	Apparel/Footwear Retail (2.8%)
52,018	Abercrombie & Fitch Co. (Class A)	3,804,597

	Casino/Gaming (4.8%)
65,781	Wynn Resorts, Ltd.*	6,620,200

	Chemicals: Agricultural (9.6%)
117,231	Monsanto Co.	13,071,257

	Computer Communications (2.6%)
147,200	Cisco Systems, Inc.*	3,546,048

	Computer Processing Hardware (3.4%)
32,003	Apple Inc.*	4,592,431

	Construction Materials (3.5%)
184,978	Cemex SAB de C.V. (ADR) (Mexico)*	4,831,625

	Finance/Rental/Leasing (4.0%)
24,764	Mastercard Inc. Class A*	5,522,124

	Financial Conglomerates (7.9%)
100,441	American Express Co.	4,391,281
240,237	Brookfield Asset Management Inc. (Class A) (Canada)	6,445,559
		10,836,840
	Internet Retail (7.5%)
143,517	Amazon.com, Inc.*	10,232,762

	Internet Software/Services (9.8%)
11,667	Baidu.com, Inc. (ADR) (Cayman Islands)*	2,795,763
18,869	Google Inc. (Class A)*	8,311,228
403,000	Tencent Holdings Ltd. (Cayman Islands) #	2,294,102
		13,401,093
	Miscellaneous Commercial Services (1.4%)
44,853	Corporate Executive Board Co. (The)	1,815,649

	Multi-Line Insurance (3.8%)
128,202	Loews Corp.	5,156,284

	Oil & Gas Production (10.2%)
180,127	Ultra Petroleum Corp. (Canada)*	13,959,843

	Other Consumer Services (4.9%)
223,643	eBay Inc.*	6,673,507

	Property - Casualty Insurers (3.4%)
1,035	Berkshire Hathaway Inc. (Class B)*	4,629,452

	Restaurants (3.0%)
234,417	Starbucks Corp.*	4,102,298

	Telecommunication Equipment (5.7%)
68,883	Research In Motion Ltd. (Canada)*	7,730,739

	Wholesale Distributors (2.5%)
912,000	Li & Fung Ltd. #	3,412,374

	Wireless Telecommunications (3.9%)
83,915	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	5,344,546

	TOTAL COMMON STOCKS
	(Cost $120,385,504)	136,583,359

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (a) (0.3%)
	Investment Company
498	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $498,212)		498,212

	TOTAL INVESTMENTS
	(Cost $120,883,716) (b)	100.3%	137,081,571
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(436,617)
	NET ASSETS	100.0%	$136,644,954

ADR	American Depositary Receipt.
*	Non-income producing security.
#

Securities with total market value equal to $5,706,476 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2008 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$137,081,571	$131,375,095	$5,706,476	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Select Dimensions- Balanced Portfolio

Portfolio of Investments          March 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (65.8%)
	Aerospace & Defense (1.3%)
12,040	Raytheon Co.	777,904

	Air Freight/Couriers (0.5%)
3,300	FedEx Corp.	305,811

	Airlines (0.2%)
4,600	UAL Corp.	99,038

	Beverages: Non-Alcoholic (1.1%)
10,910	Coca-Cola Co. (The)	664,092

	Cable/Satellite TV (0.7%)
21,545	Comcast Corp. (Class A)	416,680

	Chemicals: Major Diversified (2.7%)
17,660	Bayer AG (ADR) (Germany)	1,421,554
4,880	Du Pont (E.I.) de Nemours & Co.	228,189
		1,649,743
	Computer Communications (0.5%)
13,470	Cisco Systems, Inc.*	324,492

	Computer Peripherals (0.1%)
5,700	EMC Corp.*	81,738

	Computer Processing Hardware (0.8%)
10,160	Hewlett-Packard Co.	463,906

	Department Stores (0.4%)
9,600	Macy’s, Inc.	221,376

	Discount Stores (2.8%)
32,000	Wal-Mart Stores, Inc.	1,685,760

	Drugstore Chains (0.2%)
37,210	Rite Aid Corp.*	109,397

	Electric Utilities (4.2%)
21,520	American Electric Power Co., Inc.	895,878
7,850	Entergy Corp.	856,278
8,810	FirstEnergy Corp.	604,542
5,200	NRG Energy, Inc.*	202,748
		2,559,446
	Electronics/Appliances (0.5%)
7,000	Sony Corp. (ADR) (Japan)	280,490

	Finance/Rental/Leasing (0.7%)
15,902	Freddie Mac	402,639

	Financial Conglomerates (3.7%)
28,596	Citigroup, Inc.	612,526
38,510	JPMorgan Chase & Co.	1,654,005
		2,266,531
	Food: Major Diversified (2.7%)
9,940	ConAgra Foods Inc.	238,063
16,050	Kraft Foods Inc. (Class A)	497,711
26,430	Unilever N.V. (NY Registered Shares) (Netherlands)	891,484
		1,627,258
	Food: Specialty/Candy (1.1%)
14,530	Cadbury Schweppes PLC (ADR) (United Kingdom)	642,517

	Home Improvement Chains (0.4%)
9,410	Home Depot, Inc. (The)	263,198

	Household/Personal Care (1.7%)
6,480	Estee Lauder Companies, Inc. (The) (Class A)	297,108
5,690	Kimberly-Clark Corp.	367,290
5,760	Procter & Gamble Co. (The)	403,603
		1,068,001

	Industrial Conglomerates (3.6%)
26,100	General Electric Co.	965,961
7,340	Siemens AG (ADR) (Germany)	799,620
9,802	Tyco International Ltd. (Bermuda)	431,778
		2,197,359
	Insurance Brokers/Services (1.7%)
42,001	Marsh & McLennan Companies, Inc.	1,022,724

	Integrated Oil (2.9%)
1,700	BP PLC (ADR) (United Kingdom)	103,105
3,380	ConocoPhillips	257,590
6,820	Exxon Mobil Corp.	576,836
12,140	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	837,417
		1,774,948
	Investment Banks/Brokers (1.2%)
20,992	Charles Schwab Corp. (The)	395,279
8,491	Merrill Lynch & Co., Inc.	345,923
		741,202
	Life/Health Insurance (0.5%)
19,146	Aegon N.V. (NY Registered Shares) (Netherlands)	280,297

	Major Banks (2.5%)
15,666	Bank of America Corp.	593,898
9,154	PNC Financial Services Group, Inc.	600,228
5,619	SunTrust Banks, Inc.	309,832
		1,503,958
	Major Telecommunications (3.2%)
5,147	Embarq Corp.	206,395
14,910	France Telecom S.A. (ADR) (France)	500,678
14,975	Sprint Nextel Corp.	100,183
32,078	Verizon Communications, Inc.	1,169,243
		1,976,499
	Managed Health Care (0.2%)
2,330	CIGNA Corp.	94,528

	Media Conglomerates (3.3%)
70,383	Time Warner, Inc.	986,770
25,923	Viacom Inc. (Class B)*	1,027,069
		2,013,839
	Medical Specialties (1.6%)
6,980	Applera Corp. - Applied Biosystems Group	229,363
26,590	Boston Scientific Corp.*	342,213
8,592	Covidien Ltd.	380,196
		951,772
	Motor Vehicles (0.3%)
7,080	Honda Motor Co., Ltd. (ADR) (Japan)	203,975

	Multi-Line Insurance (0.7%)
5,730	Hartford Financial Services Group, Inc. (The)	434,162

	Oil & Gas Pipelines (0.5%)
9,280	Williams Companies, Inc. (The)	306,054

	Oil & Gas Production (1.7%)
2,400	Devon Energy Corp.	250,392
10,710	Occidental Petroleum Corp.	783,651
		1,034,043
	Oilfield Services/Equipment (0.5%)
3,600	Schlumberger Ltd. (Netherlands Antilles)	313,200

	Other Consumer Services (1.0%)
21,400	eBay Inc.*	638,576

	Packaged Software (0.6%)
5,800	Oracle Corp.*	113,448
16,650	Symantec Corp.*	276,723
		390,171
	Pharmaceuticals: Major (7.1%)
21,470	Abbott Laboratories	1,184,071
29,290	Bristol-Myers Squibb Co.	623,877
8,910	Novartis AG (ADR) (Switzerland)	456,459
6,980	Roche Holdings Ltd. (ADR) (Switzerland)	659,436
52,550	Schering-Plough Corp.	757,246
15,440	Wyeth	644,774
		4,325,863

	Precious Metals (1.0%)
11,550	Newmont Mining Corp.	523,215

	Property - Casualty Insurers (2.6%)
14,590	Chubb Corp. (The)	721,913
18,157	Travelers Companies, Inc. (The)	868,812
		1,590,725
	Restaurants (0.6%)
17,100	Starbucks Corp.*	299,250

	Savings Banks (0.2%)
14,747	Sovereign Bancorp, Inc.	137,442

	Semiconductors (0.7%)
16,819	Intel Corp.	356,226

	Specialty Stores (0.3%)
16,752	Office Depot, Inc.*	185,110

	Telecommunication Equipment (0.7%)
71,090	Alcatel-Lucent (ADR) (France)	409,479

	Tobacco (1.0%)
8,380	Altria Group, Inc.	186,036
8,380	Philip Morris International Inc.*	423,860
		609,896
	TOTAL COMMON STOCKS
	(Cost $38,331,206)	40,224,530

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	CORPORATE BONDS (9.1%)
	Aerospace & Defense (0.1%)
77	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664	09/15/13	76,922

	Agricultural Commodities/Milling (0.0%)
30	Archer Daniels Midland	5.45	03/15/18	30,215

	Airlines (0.2%)
98	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	97,688

	Beverages: Alcoholic (0.2%)
70	FBG Finance Ltd. - 144A** (Australia)	5.125	06/15/15	69,455
70	Miller Brewing Co. - 144A**	4.25	08/15/08	70,289
				139,744
	Biotechnology (0.1%)
15	Amgen Inc	5.85	06/01/17	15,014
40	Biogen Idec Inc	6.875	03/01/18	40,484
				55,498
	Cable/Satellite TV (0.1%)
10	Comcast Cable Communications, Inc.	6.75	01/30/11	10,403
25	Comcast Cable Communications, Inc.	7.125	06/15/13	26,589
15	Comcast Corp.	6.50	01/15/15	15,382
				52,374
	Chemicals: Major Diversified (0.1%)
40	ICI Wilmington Inc.	4.375	12/01/08	40,214

	Computer Processing Hardware (0.0%)
15	Hewlett-Packard Co	5.50	03/01/18	15,397

	Drugstore Chains (0.1%)
5	CVS Caremark Corp.	5.75	06/01/17	5,087
20	CVS Corp.	5.75	08/15/11	20,938
53	CVS Lease Pass Through - 144A**	6.036	12/10/28	51,073
				77,098
	Electric Utilities (0.9%)
60	Arizona Public Service Co.	5.80	06/30/14	58,903
70	Carolina Power & Light Co.	5.125	09/15/13	73,495
20	CenterPoint Energy Resources, Corp.	6.25	02/01/37	18,716

10	CenterPoint Energy Resources, Corp. (Series B)	7.875	04/01/13	11,120
25	Consolidated Natural Gas Co. (Series C)	6.25	11/01/11	26,436
45	Consumers Energy Co. (Series H)	4.80	02/17/09	45,303
40	Detroit Edison Co. (The)	6.125	10/01/10	42,398
45	Entergy Gulf States, Inc.	3.476	12/01/09	44,061
30	Entergy Gulf States, Inc.	3.60	06/01/08	29,926
25	Ohio Edison Co.	6.40	07/15/16	25,799
65	Ohio Power Company (Series K)	6.00	06/01/16	65,389
25	Peco Energy Co	5.35	03/01/18	25,393
45	Public Service Electric & Gas Co. (Series MTN B)	5.00	01/01/13	46,252
35	Texas Eastern Transmission	7.00	07/15/32	37,408
				550,599
	Electrical Products (0.1%)
65	Cooper Industries, Inc.	5.25	11/15/12	67,434

	Electronic Components (0.1%)
50	Philips Electronics	5.75	03/01/18	51,041

	Electronics/Appliances (0.1%)
45	LG Electronics Inc. - 144A** (South Korea)	5.00	06/17/10	44,580

	Finance/Rental/Leasing (0.3%)
50	Capmark Financial Group Inc. - 144A**	5.875	05/10/12	31,705
25	Capmark Financial Group Inc. - 144A**	6.30	05/10/17	15,012
55	Countrywide Home Loans, Inc. (Series L)	3.25	05/21/08	53,940
80	Nationwide Building Society - 144A** (United Kingdom)	4.25	02/01/10	81,897
				182,554
	Financial Conglomerates (0.3%)
105	Bank One Corp. (Series A)	6.00	02/17/09	106,657
20	Brookfield Asset Management Inc. (Canada)	5.80	04/25/17	18,078
40	Citigroup Inc.	5.875	05/29/37	34,853
25	General Electric Capital Corp. (Series A)	4.25	12/01/10	25,640
10	General Electric Capital Corp. (Series MTNA)	5.875	02/15/12	10,614
15	Prudential Financial, Inc.	6.625	12/01/37	14,864
				210,706
	Food Retail (0.0%)
20	Kroger Co	5.00	04/15/13	20,133

	Food: Major Diversified (0.1%)
30	ConAgra Foods, Inc.	7.00	10/01/28	30,475
20	ConAgra Foods, Inc.	8.25	09/15/30	23,046
				53,521
	Gas Distributors (0.1%)
15	Equitable Resources Inc	6.50	04/01/18	15,104
45	NiSource Finance Corp.	3.663	11/23/09	43,700
				58,804
	Home Improvement Chains (0.2%)
35	Home Depot Inc.	5.40	03/01/16	32,950
90	Home Depot Inc.	2.925	12/16/09	85,861
				118,811
	Industrial Conglomerates (0.4%)
175	General Electric Co.	5.25	12/06/17	175,087
25	Honeywell International Inc	5.30	03/01/18	25,668
45	Textron Financial Corp. (Series MTN)	5.125	02/03/11	46,830
				247,585
	Insurance Brokers/Services (0.3%)
200	Farmers Exchange Capital - 144A*	7.05	07/15/28	184,111

	Integrated Oil (0.0%)
30	Marathon Oil Corp	6.00	10/01/17	30,488

	Investment Banks/Brokers (0.6%)
45	Bear Stearns Co Inc	7.25	02/01/18	46,584
35	Bear Stearns Co Inc	6.40	10/02/17	34,620
30	Goldman Sachs Group Inc. (The)	6.15	04/01/18	30,011
100	Goldman Sachs Group Inc. (The)	6.75	10/01/37	93,317
30	Lehman Brothers Holdings, Inc.	5.75	01/03/17	27,147
50	Lehman Brothers Holdings, Inc.	6.50	07/19/17	47,563
85	Lehman Brothers Holdings, Inc.	6.875	07/17/37	73,911
				353,153
	Major Banks (1.0%)
140	Bank of America Corp.	5.75	12/01/17	145,146
30	Bank of New York Co Inc	4.50	04/01/13	30,246
95	Credit Suisse Securities	6.00	02/15/18	94,948

55	HSBC Finance Corp.	6.75	05/15/11	57,097
45	Popular North America, Inc. (Series F)	5.65	04/15/09	44,777
130	Unicredit Luxembourg Finance S.A. - 144A* (Luxembourg)	3.768	10/24/08	129,882
80	Wells Fargo Company	5.625	12/11/17	81,981
				584,077
	Major Telecommunications (0.9%)
15	AT&T Corp.	8.00	11/15/31	17,578
70	AT&T Inc.	6.30	01/15/38	67,907
65	France Telecom S.A. (France)	8.50	03/01/31	80,755
45	SBC Communications, Inc.	6.15	09/15/34	43,362
45	Sprint Capital Corp.	8.75	03/15/32	38,110
5	Telecom Italia Capital SA (Luxembourg)	4.95	09/30/14	4,556
35	Telecom Italia Capital SA (Luxembourg)	4.00	11/15/08	34,684
50	Telecom Italia Capital SA (Luxembourg)	4.00	01/15/10	49,070
65	Telefonica Europe BV (Netherlands)	8.25	09/15/30	76,119
50	Verizon Communications	5.50	02/15/18	48,790
60	Verizon New England Inc.	6.50	09/15/11	62,735
				523,666
	Managed Health Care (0.0%)
30	UnitedHealth Group Inc.	6.00	02/15/18	29,439

	Media Conglomerates (0.3%)
110	Time Warner, Inc.	3.30	11/13/09	105,371
65	Viacom, Inc.	6.875	04/30/36	62,782
				168,153
	Motor Vehicles (0.1%)
35	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	40,117

	Multi-Line Insurance (0.5%)
180	AIG SunAmerica Global Financing VI - 144A*	6.30	05/10/11	189,290
65	American General Finance Corp. (Series MTN H)	4.625	09/01/10	64,803
35	Equitable Co.	6.50	04/01/08	35,000
				289,093
	Oil & Gas Pipelines (0.1%)
60	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	58,044

	Oil Refining/Marketing (0.1%)
20	Marathon Oil Corp.	5.90	03/15/18	20,142
45	Valero Energy Corp.	3.50	04/01/09	44,726
				64,868
	Oilfield Services/Equipment (0.0%)
25	Weatherford Intl Inc	6.00	03/15/18	25,177

	Other Metals/Minerals (0.1%)
70	Brascan Corp. (Canada)	7.125	06/15/12	69,944

	Pharmaceuticals: Major (0.1%)
20	WYETH	5.45	04/01/17	20,406
10	WYETH	5.50	02/15/16	10,213
				30,619
	Property - Casualty Insurers (0.5%)
200	Mantis Reef Ltd. - 144A** (Cayman Islands)	4.692	11/14/08	201,512
30	Platinum Underwriters Finance Inc. (Series B)	7.50	06/01/17	30,183
100	Xlliac Global Funding - 144A**	4.80	08/10/10	100,182
				331,877
	Railroads (0.1%)
35	Burlington Santa Fe Corp.	6.125	03/15/09	35,684

	Real Estate Development (0.2%)
125	World Financial Properties - 144A*	6.91	09/01/13	119,877

	Real Estate Investment Trusts (0.1%)
90	iStar Financial Inc.	3.34	03/09/10	71,213

	Restaurants (0.1%)
50	Tricon Global Restaurants, Inc.	8.875	04/15/11	55,140

	Savings Banks (0.4%)
15	Household Finance Corp.	4.125	12/15/08	14,984
20	Household Finance Corp.	5.875	02/01/09	20,154
25	Household Finance Corp.	6.375	10/15/11	25,718
55	Household Finance Corp.	6.40	06/17/08	55,249
110	Sovereign Bancorp, Inc.	5.114	03/23/10	105,378
55	Washington Mutual Bank	5.50	01/15/13	43,769
45	Washington Mutual Inc.	8.25	04/01/10	39,167
				304,419

	Services to the Health Industry (0.1%)
30	Medco Health Solutions	7.125	03/15/18	30,794

	TOTAL CORPORATE BONDS
	(Cost $5,705,177)			5,590,871

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	U.S. GOVERNMENT & AGENCIES OBLIGATIONS (5.4%)
	U.S. Treasury Bond
275		6.125	08/15/29	344,416
410		6.375	08/15/27	521,853
290		8.125	08/15/21	412,004
350		3.125	11/30/09	358,614
425		4.50	02/15/36	439,178
	U.S. Treasury Note
560		4.25	08/15/13	609,788
505		5.375	02/15/31	584,222

	TOTAL U.S. GOVERNMENT & AGENCIES OBLIGATIONS
	(Cost $3,376,490)			3,270,075

	Mortgage-Backed Securities (7.9%)
	Federal Home Loan Mortgage Corp.
117		6.50	03/01/33	122,250
1		7.50	08/01/30	1,241
135	Federal Home Loan Mortgage Corp. Gold	7.50	09/01/25-06/01/32	145,222
	Federal Home Loan Mortgage Corp. (ARM)
141		5.695	01/01/37	143,617
113		5.613	04/01/37	114,556
	Federal National Mortgage Assoc.
228		6.50	01/01/32	238,022
463		7.00	05/01/31-10/01/34	491,715
186		7.50	08/01/29-09/01/35	200,463
140		8.00	12/01/28-10/01/31	151,616
	Federal National Mortgage Assoc.(ARM)
105		5.969	04/01/37	107,766
201		6.456	10/01/35	206,959
206		6.46	12/01/35	211,743
175		6.463	11/01/35	180,121
133		6.507	03/01/36	136,314
377		6.51	01/01/36	387,026
351		6.62	01/01/36	360,247
162		6.533	03/01/36	165,745
30		6.71	07/01/33	30,605
153		6.91	05/01/36	157,985
153		6.933	05/01/36	156,098
144		6.967	07/01/36	117,034
165		6.97	07/01/36	169,288
228		6.983	04/01/36	233,150
352		6.991	04/01/36	360,664
154		7.00	05/01/36	158,834
48	Government National Mortgage Assoc.	7.50	08/15/23-08/15/29	51,984
	Total Mortgage-Backed Securities
	(Cost $4,780,557)			4,800,265

	Asset-Backed Securities (3.5%)
	Banc of America Securities Auto Trust
16	2005-WF1 A3	3.99	08/18/09	16,152
	Capital Auto Receivables Asset Trust
11	2005-1 A4	4.05	07/15/09	11,042
175	2006-2 A3A	4.98	05/15/11	177,025
150	2006-SN1A A3-144A**	5.31	10/20/09	150,905
175	2007-SN1 A3B	5.088	07/15/10	172,801
	Capital One Auto Finance Trust
82	2006-C A3A	5.07	07/15/11	80,106
	Caterpillar Financial Asset Trust
123	2006-A A3	5.57	05/25/10	124,030
	CIT Equipment Collateral
125	2006-VT2 A3	5.07	02/20/10	126,075

	Citibank Credit Card Issuance Trust
150	2007-A1 A1	2.589		03/22/12	147,418
	CNH Equipment Trust
59	2005-B A3	4.27		01/15/10	59,155
	DaimlerChrysler Auto Trust
13	2005-B A3	4.04		09/08/09	12,586
	Ford Credit Auto Owner Trust
15	2006-A A3	5.05		03/15/10	52,780
	GE Equipment Small Ticket LLC
73	2005-2A A3-144A**	4.88		10/22/09	72,675
	GS Auto Loan Trust
159	2006-1 A3	5.37		12/15/10	160,747
	Harley-Davidson Motorcycle Trust
146	2005-1 A2	3.76		12/17/12	146,482
107	2005-2 A2	4.07		02/15/12	107,998
	Hertz Vehicle Financing LLC
100	2005-2A A2 - 144A**	4.93		02/25/10	98,833
	Honda Auto Receivables Owner Trust
18	2005-3 A3	3.87		04/20/09	18,035
56	2005-6 A3	4.85		10/19/09	56,329
	Hyundai Auto Receivables Trust
26	2005-A A3	3.98		11/16/09	25,749
	MBNA Master Credit Card Trust
100	1999-B A	5.90		08/15/11	102,556
	Merrill Auto Trust Securitization
18	2005-1 A3	4.10		08/25/09	17,602
	National City Auto Receivables Trust
40	2004-A A4	2.88		05/15/11	40,482
	Nissan Auto Receivables Owner Trust
30	2005-B A3	3.99		07/15/09	30,419
	TXU Electric Delivery Transition Bond Co. LLC
50	2004-1 A2	4.81		11/17/14	51,233
	USAA Auto Owner Trust
1	2005-1 A3	3.90		07/15/09	1,400
	Volkswagen Auto Loan Enhanced Trust
34	2005-1 A3	4.80		07/20/09	33,841
	Wachovia Auto Owner Trust
10	2005-A A3	4.06		09/21/09	10,491
42	2005-B A3	4.79		04/20/10	42,295
	Total Asset-Backed Securities
	(Cost $2,139,114)				2,147,242

	Collateralized Mortgage Obligations (4.3%)
	U.S. Government Agencies (0.9%)
	Freddie Mac
100	Whole Loan 2005-S001 2A2	5.125	†	11/17/17	107,465
	Fannie Mae
92	2005-S001 2A2	2.749		09/25/45	90,533
357	2005-68 XI (IO)	6.00		08/25/35	87,242
1,635	2006-28 IP	1.519		03/25/36	52,927
198	2006-118 A2	2.666	†	12/25/36	189,667
134	2006-28 1A1	2.716	†	03/25/36	129,183
1,778	2006-59 IP (IO)	2.273	†	07/25/36	66,356
					723,373
	Private Issues (3.9%)
	Alliance Bancorp trust
147	2007-OA1 A1	2.839	†	07/25/37	112,373
	American Home Mortgage Investment Trust
100	2006-1 1M1	2.979	†	03/25/46	45,104
162	2007-1 GA1C	2.789	†	05/25/47	123,780
	American Home Mortgage Assets
127	2006-5 A2	5.632	†	11/25/46	63,556
131	2006-2 2A2	2.829	†	09/25/46	80,509
94	2007-5 A3	2.899	†	06/25/47	46,331
	Bear Stearns Mortgage Funding Trust
113	2006-AR4 A1	2.809	†	12/25/36	86,000
119	2006-AR5 1A1	2.759	†	12/25/36	90,524
	Countrywide Alternative Loan Trust
72	2006-OA18 A3	2.869	†	12/25/46	35,159
175	2007-OA8 2A2	2.829	†	06/25/47	108,103
110	2005-56 2A3	5.736	†	11/25/35	83,243
80	2006-OA17 1A3	2.836	†	12/20/46	38,573
963	2006-OA217	1.276		12/20/46	46,843

1,129	2006-OA21	1.53	†	03/20/47	58,435
78	2006-OA21 A3	2.816	†	03/20/47	37,527
	DSLA Mortgage Loan Trust
136	2007-AR1 2A1A	2.699	†	04/19/38	102,230
	Harborview Mortgage Loan Trust
157	2006-14 2A1A	2.709	†	03/19/38	119,490
50	2006-SB1 M1	2.939	†	12/19/36	12,500
	Mastr Adjustable Rate Mortgages Trust
75	2007-3 1M1	3.449	†	05/25/47	12,750
	Residential Accredit Loans, Inc.
94	2007-QO4 A1	2.799	†	05/25/47	70,910
94	2007-QO4 A2	2.859	†	05/25/47	59,730
94	2007-QO4 A3	2.899	†	05/25/47	47,455
118	2007-QO3 A3	2.859	†	03/25/47	56,681
	Structured Asset Mortgage Investments
164	2006-AR6 2A2	2.829	†	07/25/36	101,923
50	2006-AR7 B1	2.969	†	08/25/36	24,095
	WAMU Mortgage Pass-Through Certificates
2,345	2005-AR6 X (IO)	1.166	†	04/25/45	47,928
186	2007-OA6 CA1B	2.829	†	07/25/47	115,655
74	2005-AR13 A1A2	5.776	†	10/25/45	53,701
25	2006-AR5 A1B3	2.949	†	06/25/46	14,847
					1,895,955
	Total Collateralized Mortgage Obligations
	(Cost $3,243,575)				2,619,328

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (4.5%)
	U.S. Government Obligation (a) (0.2%)
$100	U.S. Treasury Bill#
	(Cost $99,921)	3.15		04/10/08	99,921

NUMBER OF
SHARES (000)
	Investment Company (b) (4.3%)
2,657	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class##
	(Cost $2,656,713)		2,656,713
	Total Short-Term Investments
	(Cost $2,756,713)		2,756,634

	Total Investments
	(Cost $60,332,753) (c) (d)	100.5%	61,408,945
	Liabilities in Excess of Other Assets	(0.5)	(290,404)
	Net Assets	100.0%	$61,118,541

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage.
IO	Interest Only Security.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
#	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $37,287.
##	May include cash designated as collateral in connection with open swap contracts.
†	Floating Rate security, rate shown is the rate in effect at March 31, 2008.
(a)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b)

The fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(c)	Securities have been designated as collateral in an amount equal to $9,831,569 in connection with open futures contracts, securities purchased on a forward commitment basis and open swap contracts.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2008 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$61,408,945	$42,881,241	$18,527,704	—
Other Financial Instruments*	645,612	(65,277)	$710,889	—
Total	$62,054,557	$42,815,964	$19,238,593	—

* Other financial instruments include futures, forwards and swap contracts.

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) listed/written options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Futures Contracts Open at March 31, 2008

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)

27	Long	US Treasury Bond 5 Year
		June 2008	$3,084,328	$43,431

2	Long	90 Day Euro $ Future
		June 2009	488,150	10,185

6	Long	US Treasury Bond 2 Year
		June 2008	1,287,938	8,214

1	Long	90 Day Euro $ Future
		March 2009	244,538	6,791

2	Long	Swap Future 10 Year
		June 2008	230,281	1,090

2	Short	90 Day Euro $ Future
		June 2008	(488,650)	(10,579)

7	Short	US Treasury Bond 20 Year
		June 2008	(831,578)	(15,849)

33	Short	US Treasury Bond 10 Year
		June 2008	(3,925,453)	(108,561)

Net Unrealized Depreciation				$(65,277)

Credit Default Swap Contracts Opent at March 31, 2008:

SWAP COUNTERPARTY AND REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’S)	PAY/RECEIVE FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)

Goldman Sachs International
Union Pacific Corp.	Buy	$60	0.200%	December 20, 2011	$683

Goldman Sachs International
Hartford Life, Inc.	Buy	130	0.120	December 20, 2011	5,687

Goldman Sachs International
Motorola, Inc.	Buy	50	0.150	December 20, 2011	4,643

Goldman Sachs International
Motorola, Inc.	Buy	90	0.157	December 20, 2011	8,336

Citigroup Global Markets, Inc.
Tyco International, Ltd.	Buy	50	0.430	March 20, 2012	1,498

Citigroup Global Markets, Inc.
Tyco International, Ltd.	Buy	25	0.430	March 20, 2012	747

Citigroup Global Markets, Inc.
Tyco Electronics	Buy	50	0.430	March 20, 2012	1,527

Citigroup Global Markets, Inc.
Tyco Electronics	Buy	25	0.430	March 20, 2012	765

Goldman Sachs International
Chubb Corp.	Buy	120	0.100	March 20, 2012	2,174

Citigroup Global Markets, Inc.
Covidien	Buy	50	0.430	March 20, 2012	6

Citigroup Global Markets, Inc.
Covidien	Buy	25	0.430	March 20, 2012	3

Goldman Sachs International
Dell, Inc.	Buy	60	0.220	March 20, 2012	1,077

Citigroup Global Markets, Inc.
Eaton Corp.	Buy	40	0.620	March 20, 2013	303

UBS Securities
Eli Lilly Co.	Buy	65	0.300	March 20, 2013	405

Goldman Sachs International
Eli Lilly Co.	Buy	20	0.330	March 20, 2013	97

UBS Securities
Martin Marietta Materials	Buy	20	1.780	March 20, 2013	269

J.P. Morgan Chase
Eaton Corp.	Buy	20	0.600	March 20, 2013	170

Citigroup Global Markets, Inc.
Eaton Corp.	Buy	20	0.720	March 20, 2013	60

Bank of America, N.A.
Goodrich (B.F.) Co.	Buy	25	0.700	March 20, 2013	(234)

Bank of America, N.A.
Yum Brands Inc.	Buy	50	1.180	March 20, 2013	(318)

Credit Suisse Securities
Arrow Electronics, Inc.	Buy	60	1.000	March 20, 2015	316

UBS Securities
Textron Financial Corp.	Buy	25	0.800	March 20, 2013	1,514

UBS Securities
Textron Financial Corp.	Buy	45	1.060	March 20, 2013	(132)

Goldman Sachs International
Textron Financial Corp.	Buy	40	1.050	March 20, 2013	910

UBS Securities
Textron Financial Corp.	Buy	20	1.010	March 20, 2013	502

UBS Securities
Textron Financial Corp.	Buy	20	1.000	March 20, 2013	502

J.P. Morgan Chase
Pepsi Bottling Group, Inc.	Buy	30	0.630	March 20, 2013	(159)

J.P. Morgan Chase
Pepsi Bottling Group, Inc.	Buy	20	0.580	March 20, 2013	(60)

Goldman Sachs International
Prologis	Buy	25	3.330	March 20, 2013	260

Goldman Sachs International
Avalonbay Communities, Inc.	Buy	40	3.050	March 20, 2013	(307)

Goldman Sachs International
Coca-Cola Enterprises, Inc.	Buy	80	0.587	March 20, 2013	(162)

Bank of America, N.A.
Carnival Corp.	Buy	25	1.570	March 20, 2018	(342)

Merrill Lynch, Inc.
Carnival Corp.	Buy	25	1.570	March 20, 2018	(342)

Merrill Lynch, Inc.
Carnival Corp.	Buy	25	1.500	March 20, 2018	(210)

Merrill Lynch, Inc.
Carnival Corp.	Buy	20	1.600	March 20, 2018	(258)

Citigroup Global Markets, Inc.
Eaton Corp.	Buy	20	0.820	March 20, 2018	170

Goldman Sachs International
Eaton Corp.	Buy	20	0.970	March 20, 2018	(69)

Merrill Lynch, Inc
Eaton Corp.	Buy	35	0.920	March 20, 2018	18

Lehman Brothers, Inc.
Goodrich (B.F.) Co.	Buy	25	0.460	March 20, 2018	288

Lehman Brothers, Inc.
Goodrich (B.F.) Co.	Buy	35	0.450	March 20, 2018	431

Goldman Sachs International
Goodrich (B.F.) Co.	Buy	30	0.470	March 20, 2018	321

Bank of America, N.A.
Goodrich (B.F.) Co.	Buy	20	0.820	March 20, 2018	(357)

J.P. Morgan Chase
Nordstrom, Inc.	Buy	30	1.070	March 20, 2018	617

J.P. Morgan Chase
Nordstrom, Inc.	Buy	30	1.150	March 20, 2018	432

Bank of America, N.A.
Nordstrom, Inc.	Buy	20	1.030	March 20, 2018	473

UBS Securities
Martin Marietta Materials	Buy	20	1.730	March 20, 2018	436

Goldman Sachs International
Sealed Air Corp.	Buy	10	1.240	March 20, 2018	247

Goldman Sachs International
Sealed Air Corp.	Buy	25	1.080	March 20, 2018	921

Bank of America, N.A.
Sealed Air Corp.	Buy	30	1.120	March 20, 2018	1,015

Bank of America, N.A.
Sealed Air Corp.	Buy	20	1.080	March 20, 2018	737

Goldman Sachs International
DJ CDX NA	Sell	95	0.600	December 20, 2012	(1,759)

J.P. Morgan Chase
DJ CDX NA	Sell	150	0.600	December 20, 2012	(485)

Lehman Brothers, Inc.
DJ CDX NA	Sell	45	0.600	December 20, 2012	(709)

Goldman Sachs International
DJ CDX NA	Sell	50	0.600	December 20, 2012	(460)

Goldman Sachs International
DJ CDX NA	Sell	80	0.600	December 20, 2017	(335)

			Net Unrealized Appreciation		$31,863

Interest Rate Swap Contracts Open at March 31, 2008:

COUNTERPARTY	NOTIONAL AMOUNT (000’S)	PAYMENTS MADE BY PORTFOLIO	RECEIVED BY PORTFOLIO	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)

Citibank N.A. New York	300	Floating Rate 5.030% @	Fixed Rate 5.337%	May 24, 2017	$31,365

JPMorgan Chase Bank N.A.	1,375	Floating Rate 5.030 @	Fixed Rate 5.340	May 24, 2017	144,018

Deutsche Bank	675	Floating Rate 3.092 @	Fixed Rate 5.388	May 25, 2017	73,258

JPMorgan Chase Bank N.A.	850	Floating Rate 5.061 @	Fixed Rate 5.448	May 29, 2017	96,161

Citibank N.A. New York	700	Floating Rate 5.360 @	Fixed Rate 5.448	August 9, 2017	79,310

JPMorgan Chase Bank N.A.	1,250	Floating Rate 5.725 @	Fixed Rate 2.938	September 11, 2017	105,725

Citibank N.A. New York	1,400	Floating Rate 5.200 @	Fixed Rate 5.238	September 27, 2017	135,968

Bank of America N.A.	1,315	Floating Rate 3.080 @	Fixed Rate 5.370	February 12, 2018	17,279

Bank of America N.A.	650	Floating Rate 0.000 @	Fixed Rate 5.592	February 19, 2018	13,845

Goldman Sachs Group, Inc.	665	Floating Rate 0.000 @	Fixed Rate 5.565	February 27, 2018	13,360

Citibank N.A. New York	200	Floating Rate 3.089 @	Fixed Rate 4.647	February 27, 2018	9,364

Goldman Sachs Group, Inc.	1,335	Floating Rate 0.000 @	Fixed Rate 5.630	February 28, 2018	30,038

Bank of America N.A.	1,690	Fixed Rate 5.815	Floating Rate 3.080 @	February 12, 2023	(16,951)

Bank of America N.A.	840	Fixed Rate 6.030	Floating Rate 0.000 @	February 19, 2023	(13,608)

Goldman Sachs Group, Inc.	855	Fixed Rate 5.960	Floating Rate 0.000	February 27, 2023	(12,115)

Goldman Sachs Group, Inc.	1,715	Fixed Rate 6.035	Floating Rate 0.000	February 28, 2023	(27,989)

			Net Unrealized Appreciation		679,026

@    Floating rate represents USD-3 months LIBOR.

Morgan Stanley Select Dimensions - Capital Opportunities Portfolio

Portfolio of Investments            March 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (94.0%)
	Air Freight/Couriers (5.1%)
16,448	C.H. Robinson Worldwide, Inc.	$894,771
15,042	Expeditors International of Washington, Inc.	679,598
		1,574,369
	Apparel/Footwear Retail (2.9%)
12,463	Abercrombie & Fitch Co. (Class A)	911,544

	Biotechnology (5.8%)
12,969	Illumina, Inc.*	984,347
11,892	Techne Corp.*	801,045
		1,785,392
	Casino/Gaming (4.4%)
13,385	Wynn Resorts, Ltd.*	1,347,066

	Chemicals: Agricultural (8.3%)
23,170	Monsanto Co.	2,583,455

	Chemicals: Major Diversified (2.1%)
31,361	Nalco Holding Co.*	663,285

	Computer Processing Hardware (2.5%)
5,392	Apple Inc.*	773,752

	Construction Materials (3.4%)
40,145	Cemex SAB de C.V. (ADR) (Mexico)*	1,048,587

	Finance Energy (1.3%)
23,914	Brookfield Infrastructure LP	405,342

	Finance/Rental/Leasing (2.8%)
3,933	Mastercard Inc. Class A*	877,020

	Financial Conglomerates (3.9%)
45,498	Brookfield Asset Management Inc. (Class A) (Canada)	1,220,711

	Information Technology Services (0.8%)
5,819	VMware Inc (Class A)	249,170

	Internet Retail (5.2%)
22,419	Amazon.com, Inc.*	1,598,475

	Internet Software/Services (9.3%)
2,712	Baidu.com, Inc. (ADR) (Cayman Islands)*	649,877
3,761	Google Inc. (Class A)*	1,656,608
100,000	Tencent Holdings Ltd. (Cayman Islands)++	569,256
		2,875,741
	Investment Banks/Brokers (3.2%)
14,036	Greenhill & Co., Inc.	976,344

	Miscellaneous Commercial Services (4.0%)
12,483	Corporate Executive Board Co. (The)	505,312
17,171	Costar Group, Inc.*	738,353
		1,243,665
	Oil & Gas Production (10.5%)
37,298	Southwestern Energy Co.*	1,256,570
25,846	Ultra Petroleum Corp. (Canada)*	2,003,065
		3,259,635
	Other Consumer Services (4.3%)
44,183	eBay Inc.*	1,318,421

	Restaurants (2.2%)
39,680	Starbucks Corp.*	694,400

	Specialty Telecommunications (2.2%)
37,769	Cogent Communications Group, Inc.*	691,550

	Telecommunication Equipment (4.5%)
12,380	Research In Motion Ltd. (Canada)*	1,389,407

	Wholesale Distributors (2.5%)
210,000	Li & Fung Ltd. (Hong Kong)++	785,744

	Wireless Telecommunications (2.8%)
13,513	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	860,643

	TOTAL COMMON STOCKS (Cost $24,744,244)	29,133,718

	Investment Trusts/Mutual Funds (2.6%)
44,932	Aeroplan Income Fund (Units) + (Canada) (Cost $699,942)	798,879

NUMBER
OF SHARES (000)
	SHORT-TERM INVESTMENT (a) (3.6%)
	Investment Company
1,118	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $1,117,895)		1,117,895

	TOTAL INVESTMENTS (Cost $26,562,081) (b)	100.2%	31,050,492
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(69,020)
	NET ASSETS	100.0%	$30,981,472

ADR	American Depositary Receipt.
*	Non-income producing security.
+	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
++

Securities with total market value equal to $1,355,000 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$31,050,492	$29,695,492	$1,355,000	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Select Dimensions - Mid-Cap Growth (formerly Developing Growth Portfolio)

Portfolio of Investments            March 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (92.6%)
	Advertising/Marketing Services (1.8%)
9,190	Focus Media Holdings Ltd. (ADR) (Cayman Islands)*	323,029
12,241	Lamar Advertising Co. (Class A)*	439,819
		762,848
	Air Freight/Couriers (4.5%)
19,725	C.H. Robinson Worldwide, Inc.	1,073,040
18,235	Expeditors International of Washington, Inc.	823,857
		1,896,897
	Airlines (0.6%)
10,599	UAL Corp.	228,196

	Alternative Power Generation (1.1%)
16,161	Covanta Holding Corp.	444,428

	Apparel/Footwear (1.5%)
21,422	Coach, Inc.*	645,873

	Apparel/Footwear Retail (3.7%)
15,070	Abercrombie & Fitch Co. (Class A)	1,102,220
14,782	Luluemon Athletica Inc. (Canada)*	420,252
		1,522,472
	Biotechnology (6.3%)
11,599	Gen-Probe Inc.*	559,072
15,857	Illumina, Inc.*	1,203,546
12,752	Techne Corp.*	858,975
		2,621,593
	Broadcasting (1.5%)
26,412	Grupo Televisa S.A. (ADR) (Mexico)	640,227

	Casino/Gaming (4.4%)
18,141	Wynn Resorts, Ltd.*	1,825,710

	Chemicals: Major Diversified (1.9%)
36,588	Nalco Holding Co.*	773,836

	Construction Materials (3.4%)
10,013	Martin Marietta Materials, Inc.	1,063,080
5,999	Texas Industries, Inc.	360,600
		1,423,680
	Engineering & Construction (0.7%)
11,277	Aecom Technology Corp.	293,315

	Financial Conglomerates (3.5%)
16,484	Brookfield Asset Management Inc. (Class A) (Canada)	442,266
22,765	Leucadia National Corp.*	1,029,433
		1,471,699
	Financial Publishing/Services (1.3%)
8,911	Morningstar, Inc.*	546,690

	Gas Distributors (1.6%)
11,586	Questar Corp.	655,304

	Home Building (2.2%)
16,043	Gafisa S.A. (ADR) (Brazil)	535,194
647	NVR, Inc.*	386,583
		921,777
	Home Furnishings (0.9%)
5,033	Mohawk Industries, Inc.*	360,413

	Hotels/Resorts/Cruiselines (2.4%)
11,439	Choice Hotels International, Inc.	390,184
17,355	Marriott International, Inc. (Class A)	596,318
		986,502

	Internet Retail (2.0%)
15,953	Ctrip.com International Ltd. (ADR) (Cayman Islands)	845,828

	Internet Software/Services (7.7%)
12,917	Akamai Technologies, Inc.*	363,743
4,034	Baidu.com, Inc. (ADR) (Cayman Islands)*	966,667
5,908	Equinix Inc.*	392,823
2,811	NHN Corp.*#	657,508
141,000	Tencent Holdings Ltd. (Cayman Islands) #	802,651
		3,183,392
	Investment Banks/Brokers (1.6%)
5,239	Intercontinental Exchange Inc*	683,690

	Investment Managers (0.9%)
23,755	Calamos Asset Management Inc. (Class A)	386,731

	Media Conglomerates (1.4%)
26,777	Discovery Holding Company (Class A)*	568,208

	Miscellaneous Commercial Services (5.0%)
13,956	Corporate Executive Board Co. (The)	564,939
31,119	GLG Partners, Inc.*	369,383
10,198	IHS Inc. (Class A)*	655,833
18,605	Iron Mountain Inc.*	491,916
		2,082,071
	Oil & Gas Production (10.9%)
7,487	Range Resources Corp.	475,050
47,032	Southwestern Energy Co.*	1,584,508
32,136	Ultra Petroleum Corp. (Canada)*	2,490,540
		4,550,098
	Other Consumer Services (5.1%)
247,200	Alibaba.com Ltd. #	518,215
8,310	Apollo Group, Inc. (Class A)*	358,992
6,423	New Oriental Education-SP ADR	416,596
6,908	Priceline.com Inc.*	834,901
		2,128,704
	Other Transportation (1.4%)
13,081	Grupo Aeroportuario del Pacifico SA de CV (ADR) (Mexico)	588,645

	Packaged Software (1.6%)
11,404	Salesforce.com Inc.*	659,949

	Personnel Services (1.1%)
19,161	Monster Worldwide Inc.*	463,888

	Pharmaceuticals: Other (1.3%)
9,258	Allergan, Inc.	522,059

	Property - Casualty Insurers (1.1%)
1,304	Alleghany Corp.*	445,165

	Real Estate Development (1.4%)
15,738	Forest City Enterprises, Inc. (Class A)	579,158

	Restaurants (2.1%)
50,507	Starbucks Corp.*	883,873

	Services to the Health Industry (1.4%)
11,545	Stericycle, Inc.*	594,568

	Wholesale Distributors (2.2%)
246,000	Li & Fung Ltd. (Hong Kong) #	920,443

	Wireless Telecommunications (1.1%)
14,105	NII Holdings Inc.*	448,257

	TOTAL COMMON STOCKS (Cost $37,823,384)	38,556,187

1

	Investment Trusts/Mutual Funds (2.3%)
54,434	Aeroplan Income Fund (Units) + (Canada) (Cost $886,654)		968,177

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (a) (5.1%)
	Investment Company
2,105	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $2,105,292)		2,105,292

	TOTAL INVESTMENTS (Cost $40,815,330) (b)	100.0%	41,629,656
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(9,731)
	NET ASSETS	100.0%	$41,619,925

ADR	American Depositary Receipt.
*	Non-income producing security.
+	Consist of one or more class of securities traded as a unit; Stocks with attached paired trust shares.
#

Securities with total market value equal to $2,898,818 have been value at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$41,629,656	$38,730,838	$2,898,818	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Select Dimensions - Dividend Growth Portfolio

Portfolio of Investments            March 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (97.2%)
	Aerospace & Defense (2.4%)
34,808	Northrop Grumman Corp.	2,708,410
25,100	Raytheon Co.	1,621,711
		4,330,121
	Apparel/Footwear (0.7%)
16,349	V.F. Corp.	1,267,211

	Beverages: Non-Alcoholic (4.3%)
101,783	PepsiCo, Inc.	7,348,733

	Chemicals: Agricultural (1.2%)
18,013	Monsanto Co.	2,008,450

	Computer Communications (2.7%)
194,929	Cisco Systems, Inc.*	4,695,840

	Computer Peripherals (2.8%)
255,931	EMC Corp.*	3,670,051
35,200	Lexmark International, Inc. (Class A)*	1,081,344
		4,751,395
	Computer Processing Hardware (1.4%)
119,711	Dell Inc.*	2,384,643

	Contract Drilling (1.0%)
67,900	Patterson-UTI Energy, Inc.	1,777,622

	Data Processing Services (1.6%)
65,957	Automatic Data Processing, Inc.	2,795,917

	Department Stores (2.0%)
43,600	Kohl’s Corp.*	1,870,004
66,476	Macy’s, Inc.	1,532,937
		3,402,941
	Discount Stores (1.7%)
59,386	Target Corp.	3,009,682

	Drugstore Chains (1.8%)
76,863	CVS Caremark Corp.	3,113,720

	Electric Utilities (2.1%)
44,409	Exelon Corp.	3,609,119

	Financial Conglomerates (5.7%)
125,327	Citigroup, Inc.	2,684,504
112,159	JPMorgan Chase & Co.	4,817,229
30,494	Prudential Financial, Inc.	2,386,156
		9,887,889
	Food: Major Diversified (1.2%)
66,214	Kraft Foods Inc. (Class A)	2,053,296

	Home Improvement Chains (1.4%)
83,300	Home Depot, Inc. (The)	2,329,901

	Household/Personal Care (4.3%)
106,562	Procter & Gamble Co. (The)	7,466,799

	Industrial Conglomerates (9.4%)
33,000	3M Co.	2,611,950
183,799	General Electric Co.	6,802,401
98,199	United Technologies Corp.	6,758,055
		16,172,406
	Information Technology Services (1.7%)
59,977	Accenture Ltd. (Class A) (Bermuda)	2,109,391
7,400	International Business Machines Corp.	852,036
		2,961,427

	Integrated Oil (5.6%)
40,200	BP PLC (ADR) (United Kingdom)	2,438,130
9,100	ConocoPhillips	693,511
78,321	Exxon Mobil Corp.	6,624,390
		9,756,031
	Internet Software/Services (0.9%)
3,694	Google Inc. (Class A)*	1,627,096

	Investment Banks/Brokers (2.2%)
10,133	Goldman Sachs Group, Inc. (The)	1,675,897
53,801	Merrill Lynch & Co., Inc.	2,191,853
		3,867,750
	Life/Health Insurance (1.8%)
16,098	Lincoln National Corp.	837,096
36,832	MetLife, Inc.	2,219,496
		3,056,592
	Major Banks (3.9%)
56,700	Bank of America Corp.	2,149,497
59,405	Bank of New York Mellon Corp.	2,478,971
71,600	Wells Fargo & Co.	2,083,560
		6,712,028
	Major Telecommunications (2.1%)
72,336	AT&T Inc.	2,770,469
23,300	Verizon Communications, Inc.	849,285
		3,619,754
	Media Conglomerates (1.6%)
106,260	Time Warner, Inc.	1,489,765
31,092	Viacom Inc. (Class B)*	1,231,865
		2,721,630
	Medical Specialties (3.4%)
7,967	Alcon, Inc. (Switzerland)	1,133,306
70,100	Covidien Ltd.	3,101,925
33,300	Medtronic, Inc.	1,610,721
		5,845,952
	Office Equipment/Supplies (1.3%)
62,048	Pitney Bowes Inc.	2,172,921

	Oil & Gas Production (1.8%)
50,677	XTO Energy, Inc.	3,134,879

	Oilfield Services/Equipment (4.3%)
38,532	Cameron International Corp.*	1,604,472
74,600	Halliburton Co.	2,934,018
11,775	Schlumberger Ltd. (Netherlands Antilles)	1,024,425
26,249	Weatherford International Ltd. (Bermuda)*	1,902,265
		7,465,180
	Other Consumer Services (1.6%)
92,185	eBay Inc.*	2,750,800

	Packaged Software (3.4%)
171,823	Microsoft Corp.	4,876,337
55,200	Oracle Corp.*	1,079,712
		5,956,049
	Pharmaceuticals: Major (5.8%)
60,619	Johnson & Johnson	3,932,355
131,484	Pfizer, Inc.	2,751,960
80,999	Wyeth	3,382,518
		10,066,833
	Precious Metals (1.9%)
73,900	Newmont Mining Corp.	3,347,670

	Semiconductors (2.3%)
186,056	Intel Corp.	3,940,666

	Steel (0.8%)
21,200	Nucor Corp.	1,436,088

	Tobacco (3.1%)
74,479	Altria Group, Inc.	1,653,434
74,479	Philip Morris International Inc.*	3,767,148
		5,420,582
	TOTAL COMMON STOCKS (Cost $159,553,072)	168,265,613

NUMBER OF
SHARES (000)
	Short-Term Investment (a) (2.3%)
	Investment Company
3,935	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $3,935,216)		3,935,216

	TOTAL INVESTMENTS (Cost $163,488,288) (b)	99.5%	172,200,829
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	806,068
	NET ASSETS	100.0%	$173,006,897

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$172,200,829	$172,200,829	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Select Dimensions - Equally-Weighted S&P 500

Portfolio of Investments            March 31, 2008 (unaudited)

SHARES		VALUE
	COMMON STOCKS (99.3%)
	Advertising/Marketing Services (0.4%)
35,403	Interpublic Group of Companies, Inc. (The)*	$297,739
7,135	Omnicom Group, Inc.	315,224
		612,963
	Aerospace & Defense (1.7%)
3,782	Boeing Co.	281,267
3,551	General Dynamics Corp.	296,047
4,845	Goodrich Corp.	278,636
2,843	L-3 Communications Holdings, Inc.	310,854
3,080	Lockheed Martin Corp.	305,844
3,878	Northrop Grumman Corp.	301,747
3,122	Precision Castparts Corp.	318,694
4,884	Raytheon Co.	311,486
5,553	Rockwell Collins, Inc.	317,354
		2,721,929
	Agricultural Commodities/Milling (0.2%)
7,653	Archer-Daniels-Midland Co.	314,997

	Air Freight/Couriers (0.8%)
5,531	C.H. Robinson Worldwide, Inc.	300,886
7,293	Expeditors International of Washington, Inc.	329,498
3,505	FedEx Corp.	324,808
4,244	United Parcel Service, Inc. (Class B)	309,897
		1,265,089
	Airlines (0.2%)
26,100	Southwest Airlines Co.	323,640

	Aluminum (0.2%)
9,229	Alcoa, Inc.	332,798

	Apparel/Footwear (1.1%)
10,406	Coach, Inc.*	313,741
20,000	Jones Apparel Group, Inc.	268,400
15,351	Liz Claiborne, Inc.	278,621
4,521	Nike, Inc. (Class B)	307,428
5,132	Polo Ralph Lauren Corp.	299,144
3,854	V.F. Corp.	298,724
		1,766,058
	Apparel/Footwear Retail (1.0%)
4,120	Abercrombie & Fitch Co. (Class A)	301,337
14,231	Gap, Inc. (The)	280,066
17,990	Limited Brands, Inc.	307,629
9,172	Nordstrom, Inc.	299,007
8,963	TJX Companies, Inc. (The)	296,406
		1,484,445
	Auto Parts: O.E.M. (0.4%)
3,604	Eaton Corp.	287,131
9,226	Johnson Controls, Inc.	311,839
		598,970
	Automotive Aftermarket (0.2%)
12,051	Goodyear Tire & Rubber Co. (The)*	310,916

	Beverages: Alcoholic (0.8%)
6,505	Anheuser-Busch Companies, Inc.	308,662
4,560	Brown-Forman Corp. (Class B)	301,963
15,930	Constellation Brands Inc. (Class A)*	281,483
5,813	Molson Coors Brewing Co. (Class B)	305,589
		1,197,697
	Beverages: Non-Alcoholic (0.8%)
4,983	Coca-Cola Co. (The)	303,315
12,828	Coca-Cola Enterprises Inc.	310,438
8,755	Pepsi Bottling Group, Inc. (The)	296,882
4,425	PepsiCo, Inc.	319,485
		1,230,120

	Biotechnology (1.3%)
7,581	Amgen Inc.*	316,734
5,154	Biogen Idec Inc.*	317,950
5,254	Celgene Corp.*	322,018
4,232	Genzyme Corp.*	315,453
6,280	Gilead Sciences, Inc.*	323,608
4,550	Millipore Corp.*	306,716
		1,902,479
	Broadcasting (0.2%)
8,780	Clear Channel Communications, Inc.	256,552

	Building Products (0.4%)
15,586	Masco Corp.	309,070
6,693	Trane Inc.	307,209
		616,279
	Cable/Satellite TV (0.4%)
15,749	Comcast Corp. (Class A)	304,586
12,388	DIRECTV Group, Inc. (The)*	307,099
		611,685
	Casino/Gaming (0.2%)
6,733	International Game Technology	270,734

	Chemicals: Agricultural (0.2%)
3,029	Monsanto Co.	337,734

	Chemicals: Major Diversified (1.0%)
8,250	Dow Chemical Co. (The)	304,013
6,691	Du Pont (E.I.) de Nemours & Co.	312,871
5,113	Eastman Chemical Co.	319,307
17,031	Hercules Inc.*	311,497
6,043	Rohm & Haas Co.	326,805
		1,574,493
	Chemicals: Specialty (0.8%)
3,382	Air Products & Chemicals, Inc.	311,144
6,501	Ashland Inc.	307,497
3,881	Praxair, Inc.	326,897
5,313	Sigma-Aldrich Corp.	316,920
		1,262,458
	Coal (0.4%)
4,814	CONSOL Energy, Inc.	333,081
6,408	Peabody Energy Corp.	326,808
		659,889
	Commercial Printing/Forms (0.2%)
10,486	Donnelley (R.R.) & Sons Co.	317,831

	Computer Communications (0.6%)
11,507	Cisco Systems, Inc.*	277,204
12,086	Juniper Networks, Inc.*	302,150
20,113	QLogic Corp.*	308,735
		888,089
	Computer Peripherals (0.6%)
20,786	EMC Corp.*	298,071
9,546	Lexmark International, Inc. (Class A)*	293,253
15,397	Network Appliance, Inc.*	308,710
5,600	Seagate Technology Inc. (Escrow) *	0
		900,034
	Computer Processing Hardware (0.8%)
2,281	Apple Inc.*	327,324
15,197	Dell Inc.*	302,724
6,602	Hewlett-Packard Co.	301,447
18,982	Sun Microsytems*	294,790
		1,226,285
	Construction Materials (0.2%)
4,618	Vulcan Materials Co.	306,635

	Containers/Packaging (0.8%)
7,092	Ball Corp.	325,806
12,414	Bemis Company, Inc.	315,688
12,168	Pactiv Corp.*	318,923
12,510	Sealed Air Corp.	315,878
		1,276,295

	Contract Drilling (1.1%)
5,050	ENSCO International Inc.	316,231
10,020	Nabors Industries, Ltd. (Bermuda)*	338,375
6,414	Noble Corp. (Cayman Islands)	318,583
8,829	Rowan Companies, Inc.	363,578
2,343	Transocean Inc. (Cayman Islands)	316,774
		1,653,541
	Data Processing Services (1.8%)
6,184	Affiliated Computer Services, Inc. (Class A)*	309,880
7,747	Automatic Data Processing, Inc.	328,395
7,451	Computer Sciences Corp.*	303,926
20,835	Convergys Corp.*	313,775
7,816	Fidelity National Information Services, Inc.	298,102
6,264	Fiserv, Inc.*	301,236
8,854	Paychex, Inc.	303,338
12,500	Total System Services, Inc.	295,750
14,706	Western Union Co.	312,797
		2,767,199
	Department Stores (0.8%)
17,519	Dillard’s, Inc. (Class A)	301,502
6,677	Kohl’s Corp.*	286,377
12,537	Macy’s, Inc.	289,103
7,400	Penney (J.C.) Co., Inc.	279,054
		1,156,036
	Discount Stores (1.2%)
13,950	Big Lots, Inc.*	311,085
5,017	Costco Wholesale Corp.	325,954
14,835	Family Dollar Stores, Inc.	289,283
2,928	Sears Holdings Corp.*	298,920
5,810	Target Corp.	294,451
5,714	Wal-Mart Stores, Inc.	301,014
		1,820,707
	Drugstore Chains (0.4%)
7,632	CVS Caremark Corp.	309,172
8,623	Walgreen Co.	328,450
		637,622
	Electric Utilities (5.1%)
18,912	AES Corp. (The)*	315,263
6,266	Allegheny Energy, Inc.*	316,433
6,981	Ameren Corp.	307,443
7,341	American Electric Power Co., Inc.	305,606
20,343	CenterPoint Energy, Inc.	290,295
21,988	CMS Energy Corp.	297,718
7,141	Consolidated Edison, Inc.	283,498
3,431	Constellation Energy Group	302,854
7,218	Dominion Resources, Inc.	294,783
7,333	DTE Energy Co.	285,180
16,660	Duke Energy Corp.	297,381
6,149	Edison International	301,424
2,862	Entergy Corp.	312,187
3,783	Exelon Corp.	307,444
4,600	FirstEnergy Corp.	315,652
4,876	FPL Group, Inc.	305,920
6,642	Integrys Energy Group, Inc.	309,783
11,811	Pepco Holdings, Inc.	291,968
8,219	PG&E Corp.	302,624
8,162	Pinnacle West Capital Corp.	286,323
6,457	PPL Corp.	296,505
7,107	Progress Energy, Inc.	296,362
7,077	Public Service Enterprise Group Inc.	284,425
8,757	Southern Co. (The)	311,837
20,224	TECO Energy, Inc.	322,573
15,112	Xcel Energy, Inc.	301,484
		7,842,965
	Electrical Products (0.6%)
8,103	Cooper Industries Ltd. (Class A) (Bermuda)	325,335
6,125	Emerson Electric Co.	315,193
12,639	Molex Inc.	292,719
		933,247

	Electronic Components (0.8%)
26,261	Jabil Circuit, Inc.	248,429
3,775	MEMC Electronic Materials, Inc.*	267,648
14,762	SanDisk Corp.*	333,178
9,446	Tyco Electronics Ltd. (Bermuda)	324,187
		1,173,442
	Electronic Equipment/Instruments (0.8%)
9,530	Agilent Technologies, Inc.*	284,280
24,217	JDS Uniphase Corp.*	324,266
5,587	Rockwell Automation, Inc.	320,806
20,793	Xerox Corp.*	311,271
		1,240,623
	Electronic Production Equipment (0.8%)
14,447	Applied Materials, Inc.	281,861
8,470	KLA-Tencor Corp.	314,237
14,190	Novellus Systems, Inc.*	298,700
24,684	Teradyne, Inc.*	306,575
		1,201,373
	Electronics/Appliance Stores (0.6%)
6,668	Best Buy Co., Inc.	276,455
68,904	Circuit City Stores - Circuit City Group	274,238
18,487	RadioShack Corp.	300,414
		851,107
	Electronics/Appliances (0.6%)
18,199	Eastman Kodak Co.	321,576
6,812	Harman International Industries, Inc.	296,594
3,427	Whirlpool Corp.	297,395
		915,565
	Engineering & Construction (0.4%)
2,387	Fluor Corp.	336,949
4,244	Jacobs Engineering Group, Inc.*	312,316
		649,265
	Environmental Services (0.4%)
30,165	Allied Waste Industries, Inc.*	326,084
9,486	Waste Management, Inc.	318,350
		644,434
	Finance/Rental/Leasing (1.7%)
8,350	American Capital Strategies, Ltd.	285,236
5,711	Capital One Financial Corp.	281,095
31,578	CIT Group, Inc.	374,199
52,613	Countrywide Financial Corp.	289,372
18,145	Discover Financial Services	297,034
9,309	Fannie Mae	245,013
9,335	Freddie Mac	236,362
4,884	Ryder System, Inc.	297,484
19,271	SLM Corp.	295,810
		2,601,605
	Financial Conglomerates (1.2%)
6,433	American Express Co.	281,251
13,515	Citigroup, Inc.	289,491
6,616	JPMorgan Chase & Co.	284,157
6,987	Leucadia National Corp.*	315,952
5,482	Principal Financial Group, Inc.	305,457
3,768	Prudential Financial, Inc.	294,846
		1,771,154
	Financial Publishing/Services (0.6%)
9,133	Equifax, Inc.	314,906
8,133	McGraw-Hill Companies, Inc. (The)	300,514
8,589	Moody’s Corp.	299,155
		914,575
	Food Distributors (0.2%)
10,403	SYSCO Corp.	301,895

	Food Retail (0.8%)
12,339	Kroger Co. (The)	313,411
9,818	Safeway Inc.	288,158
10,666	SUPERVALU, Inc.	319,767
9,314	Whole Foods Market, Inc.	307,083
		1,228,419

	Food: Major Diversified (1.5%)
9,504	Campbell Soup Co.	322,661
13,746	ConAgra Foods Inc.	329,217
5,059	General Mills, Inc.	302,933
7,132	Heinz (H.J.) Co.	334,990
5,892	Kellogg Co.	309,684
10,147	Kraft Foods Inc. (Class A)	314,658
21,339	Sara Lee Corp.	298,319
		2,212,462
	Food: Meat/Fish/Dairy (0.4%)
15,032	Dean Foods Co.	301,993
18,006	Tyson Foods, Inc. (Class A)	287,196
		589,189
	Food: Specialty/Candy (0.6%)
8,361	Hershey Foods Co. (The)	314,959
8,823	McCormick & Co., Inc. (Non-Voting)	326,186
4,895	Wrigley (Wm.) Jr. Co.	307,602
		948,747
	Forest Products (0.2%)
4,788	Weyerhaeuser Co.	311,412

	Gas Distributors (1.2%)
39,392	Dynegy, Inc. (Class A)*	310,803
9,124	Nicor Inc.	305,745
17,774	NiSource, Inc.	306,424
5,635	Questar Corp.	318,716
6,141	Sempra Energy	327,192
13,476	Spectra Energy Corp.	306,579
		1,875,459
	Home Building (1.0%)
12,342	Centex Corp.	298,800
19,395	D.R. Horton, Inc.	305,471
12,040	KB Home	297,749
17,162	Lennar Corp. (Class A)	322,817
20,730	Pulte Homes, Inc.	301,622
		1,526,459
	Home Furnishings (0.4%)
18,551	Leggett & Platt, Inc.	282,903
12,898	Newell Rubbermaid, Inc.	294,977
		577,880
	Home Improvement Chains (0.6%)
10,838	Home Depot, Inc. (The)	303,139
13,092	Lowe’s Companies, Inc.	300,330
5,626	Sherwin-Williams Co.	287,151
		890,620
	Hospital/Nursing Management (0.2%)
58,036	Tenet Healthcare Corp.*	328,484

	Hotels/Resorts/Cruiselines (0.8%)
7,500	Carnival Corp. + (Panama)	303,600
8,861	Marriott International, Inc. (Class A)	304,464
5,859	Starwood Hotels & Resorts Worldwide, Inc.	303,203
14,776	Wyndham Worldwide Corp.*	305,568
		1,216,835
	Household/Personal Care (1.4%)
7,659	Avon Products, Inc.	302,837
5,283	Clorox Co. (The)	299,229
3,924	Colgate-Palmolive Co.	305,719
6,711	Estee Lauder Companies, Inc. (The) (Class A)	307,699
6,934	International Flavors & Fragrances, Inc.	305,443
4,878	Kimberly-Clark Corp.	314,875
4,600	Procter & Gamble Co. (The)	322,322
		2,158,124
	Industrial Conglomerates (1.8%)
3,860	3M Co.	305,519
4,000	Danaher Corp.	304,120
8,112	General Electric Co. **	300,225
5,572	Honeywell International, Inc.	314,372
7,239	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	322,715
5,388	ITT Corp.	279,152
5,677	Textron, Inc.	314,619

6,995	Tyco International Ltd. (Bermuda)	308,130
4,445	United Technologies Corp.	305,905
		2,754,757
	Industrial Machinery (0.4%)
6,294	Illinois Tool Works Inc.	303,560
4,672	Parker Hannifin Corp.	323,629
		627,189
	Industrial Specialties (0.4%)
6,743	Ecolab Inc.	292,848
4,812	PPG Industries, Inc.	291,174
		584,022
	Information Technology Services (1.2%)
9,269	Citrix Systems, Inc.*	271,860
10,471	Cognizant Technology Solutions Corp. (Class A)*	301,879
18,133	Electronic Data Systems Corp.	301,914
2,570	International Business Machines Corp.	295,910
13,016	Teradata Corp	287,133
70,755	Unisys Corp.*	313,445
		1,772,141
	Insurance Brokers/Services (0.4%)
7,210	AON Corp.	289,842
11,973	Marsh & McLennan Companies, Inc.	291,543
		581,385
	Integrated Oil (1.2%)
3,674	Chevron Corp.	313,613
3,964	ConocoPhillips	302,096
3,603	Exxon Mobil Corp.	304,742
3,441	Hess Corp.	303,427
6,537	Marathon Oil Corp.	298,087
4,202	Murphy Oil Corp.	345,152
		1,867,117
	Internet Retail (0.6%)
4,155	Amazon.com, Inc.*	296,252
6,060	Gamestop Corp (Class A)*	313,363
14,433	IAC/InterActiveCorp.*	299,629
		909,244
	Internet Software/Services (0.8%)
9,759	Akamai Technologies, Inc.*	274,813
701	Google Inc. (Class A)*	308,769
9,081	VeriSign, Inc.*	301,852
10,963	Yahoo! Inc.*	317,160
		1,202,594
	Investment Banks/Brokers (2.2%)
5,611	Ameriprise Financial, Inc.	290,930
47,590	Bear Stearns Companies, Inc. (The)	499,219
14,489	Charles Schwab Corp. (The)	272,828
644	CME GROUP INC	302,100
81,749	E*TRADE Group, Inc.*	315,551
1,707	Goldman Sachs Group, Inc. (The)	282,321
2,435	Intercontinental Exchange Inc	317,768
6,250	Lehman Brothers Holdings Inc.	235,250
6,129	Merrill Lynch & Co., Inc.	249,695
6,503	Morgan Stanley #	297,187
4,827	NYSE Euronext	297,874
		3,360,723
	Investment Managers (1.2%)
7,661	Federated Investors, Inc. (Class B)	300,005
3,009	Franklin Resources, Inc.	291,843
12,634	Janus Capital Group, Inc.	293,993
5,436	Legg Mason, Inc.	304,307
5,788	Price (T.) Rowe Group, Inc.	289,400
3,644	State Street Corp.	287,876
		1,767,424
	Life/Health Insurance (1.2%)
4,741	AFLAC, Inc.	307,928
13,371	Genworth Financial Inc. (Class A)	302,719
5,731	Lincoln National Corp.	298,012
5,356	MetLife, Inc.	322,753
4,992	Torchmark Corp.	300,069
14,345	UnumProvident Corp.	315,733
		1,847,214

	Major Banks (2.5%)
7,265	Bank of America Corp.	275,416
6,556	Bank of New York Mellon Corp.	273,582
8,672	BB&T Corp.	278,024
7,875	Comerica, Inc.	276,255
27,055	Huntington Bancshares, Inc.	290,841
12,958	KeyCorp	284,428
27,645	National City Corp.	275,068
4,505	PNC Financial Services Group, Inc.	295,393
14,060	Regions Financial Corp.	277,685
4,887	SunTrust Banks, Inc.	269,469
3,605	Totonto-Dominion Bank (The)	221,167
8,810	U.S. Bancorp	285,092
9,899	Wachovia Corp.	267,273
9,343	Wells Fargo & Co.	271,881
		3,841,574
	Major Telecommunications (0.8%)
8,317	AT&T Inc.	318,541
7,677	Embarq Corp.	307,848
47,740	Sprint Nextel Corp.	319,381
7,876	Verizon Communications, Inc.	287,080
		1,232,850
	Managed Health Care (1.2%)
7,057	Aetna, Inc.	297,029
7,635	CIGNA Corp.	309,752
7,245	Coventry Health Care, Inc.*	292,336
6,638	Humana, Inc.*	297,781
8,610	UnitedHealth Group Inc.	295,840
6,634	WellPoint Inc.*	292,758
		1,785,496
	Media Conglomerates (1.0%)
12,668	CBS Corp. (Class B)	279,709
9,975	Disney (Walt) Co. (The)	313,016
16,317	News Corp. (Class A)	305,944
20,099	Time Warner, Inc.	281,788
7,733	Viacom Inc. (Class B)*	306,381
		1,486,838
	Medical Distributors (0.8%)
7,733	AmerisourceBergen Corp.	316,898
5,562	Cardinal Health, Inc.	292,061
5,280	McKesson Corp.	276,514
8,443	Patterson Companies, Inc.*	306,481
		1,191,954
	Medical Specialties (3.2%)
9,827	Applera Corp. - Applied Biosystems Group	322,915
3,052	Bard (C.R.), Inc.	294,213
5,239	Baxter International, Inc.	302,919
3,444	Becton, Dickinson & Co.	295,667
24,466	Boston Scientific Corp.*	314,877
7,096	Covidien Ltd.	313,998
7,073	Hospira, Inc.*	302,512
6,447	Medtronic, Inc.	311,841
8,318	Pall Corp.	291,712
13,056	PerkinElmer, Inc.	316,608
7,132	St. Jude Medical, Inc.*	308,031
4,598	Stryker Corp.	299,100
5,803	Thermo Fisher Scientific, Inc.*	329,843
6,528	Varian Medical Systems, Inc.*	305,772
5,782	Waters Corp.*	322,057
3,872	Zimmer Holdings, Inc.*	301,474
		4,933,539
	Miscellaneous Commercial Services (0.2%)
9,898	Cintas Corp.	282,489

	Miscellaneous Manufacturing (0.2%)
7,232	Dover Corp.	302,153

	Motor Vehicles (0.6%)
54,111	Ford Motor Co.*	309,515

15,595	General Motors Corp.	297,085
7,455	Harley-Davidson, Inc.	279,563
		886,163
	Multi-Line Insurance (0.8%)
6,757	American International Group, Inc.	292,240
3,937	Hartford Financial Services Group, Inc. (The) #	298,306
7,246	Loews Corp.	291,434
6,900	SAFECO Corp.*	302,772
		1,184,752
	Office Equipment/Supplies (0.4%)
6,262	Avery Dennison Corp.	308,404
8,627	Pitney Bowes Inc.	302,118
		610,522
	Oil & Gas Pipelines (0.4%)
19,766	El Paso Corp.	328,906
9,293	Williams Companies, Inc. (The)	306,483
		635,389
	Oil & Gas Production (1.9%)
5,143	Anadarko Petroleum Corp.	324,163
2,823	Apache Corp.	341,075
6,867	Chesapeake Energy Corp.	316,912
3,159	Devon Energy Corp.	329,578
2,709	EOG Resources, Inc.	325,080
4,178	Noble Energy, Inc.	304,158
4,564	Occidental Petroleum Corp.	333,948
5,140	Range Resources Corp.	326,133
5,289	XTO Energy, Inc.	327,178
		2,928,225
	Oil Refining/Marketing (0.6%)
5,461	Sunoco, Inc.	286,539
10,194	Tesoro Corp.	305,820
6,142	Valero Energy Corp.	301,634
		893,993
	Oilfield Services/Equipment (1.8%)
4,647	Baker Hughes Inc.	318,320
12,556	BJ Services Co.	357,972
7,588	Cameron International Corp.*	315,964
8,854	Halliburton Co.	348,228
5,906	National-Oilwell Varco, Inc.*	344,792
3,631	Schlumberger Ltd. (Netherlands Antilles)	315,897
4,853	Smith International, Inc.	311,708
4,988	Weatherford International Ltd. (Bermuda)*	361,480
		2,674,361
	Other Consumer Services (0.7%)
4,790	Apollo Group, Inc. (Class A)*	206,928
14,420	Block (H&R), Inc.	299,359
9,957	eBay Inc.*	297,117
14,131	Expedia, Inc.*	309,328
		1,112,732
	Other Consumer Specialties (0.2%)
4,474	Fortune Brands, Inc.	310,943

	Other Metals/Minerals (0.2%)
21,784	Titanium Metals Corp.	327,849

	Packaged Software (1.9%)
8,197	Adobe Systems, Inc.*	291,731
9,503	Autodesk, Inc.*	299,154
9,459	BMC Software, Inc.*	307,607
13,448	CA Inc.	302,580
38,915	Compuware Corp.*	285,636
11,131	Intuit Inc.*	300,648
9,721	Microsoft Corp. **	275,882
48,106	Novell, Inc.*	302,587
15,535	Oracle Corp.*	303,865
17,795	Symantec Corp.*	295,753
		2,965,443
	Personnel Services (0.4%)
12,545	Monster Worldwide Inc.*	303,714
12,295	Robert Half International, Inc.	316,473
		620,187

	Pharmaceuticals: Generic Drugs (0.6%)
6,504	Barr Pharmaceuticals Inc.*	314,208
27,396	Mylan Laboratories, Inc.	317,794
10,582	Watson Pharmaceuticals, Inc.*	310,264
		942,266
	Pharmaceuticals: Major (1.5%)
5,464	Abbott Laboratories	301,340
14,170	Bristol-Myers Squibb Co.	301,821
4,652	Johnson & Johnson	301,775
6,148	Lilly (Eli) & Co.	317,175
7,013	Merck & Co., Inc.	266,143
14,693	Pfizer, Inc.	307,524
14,783	Schering-Plough Corp.	213,023
7,439	Wyeth	310,653
		2,319,454
	Pharmaceuticals: Other (0.6%)
5,288	Allergan, Inc.	298,190
7,668	Forest Laboratories, Inc.*	306,797
34,557	King Pharmaceuticals, Inc.*	300,646
		905,633
	Precious Metals (0.4%)
3,256	Freeport-McMoRan Copper & Gold, Inc.	313,292
6,968	Newmont Mining Corp.	315,650
		628,942
	Property - Casualty Insurers (1.4%)
5,231	ACE Ltd. (Cayman Islands)	288,019
6,591	Allstate Corp. (The)	316,763
6,241	Chubb Corp. (The)	308,805
7,659	Cincinnati Financial Corp.	291,348
18,158	Progressive Corp. (The)	291,799
6,513	Travelers Companies, Inc. (The)	311,647
9,494	XL Capital Ltd. (Class A) (Cayman Islands)	280,548
		2,088,929
	Publishing: Books/Magazines (0.2%)
7,640	Meredith Corp.	292,230

	Publishing: Newspapers (0.8%)
10,053	Gannett Co., Inc.	292,040
15,612	New York Times Co. (The) (Class A)	294,755
7,638	Scripps (E.W.) Co. (Class A)	320,872
458	Washington Post Co. (The) (Class B)	302,967
		1,210,634
	Pulp & Paper (0.4%)
11,398	International Paper Co.	310,026
11,028	MeadWestvaco Corp.	300,182
		610,208
	Railroads (0.8%)
3,320	Burlington Northern Santa Fe Corp.	306,170
5,571	CSX Corp.	312,366
5,731	Norfolk Southern Corp.	311,308
2,492	Union Pacific Corp.	312,447
		1,242,291
	Real Estate Development (0.2%)
15,049	CB Richard Ellis Group, Inc. (Class A)*	325,660

	Real Estate Investment Trusts (2.4%)
7,997	Apartment Investment & Management Co. (Class A)	286,373
2,917	AvalonBay Communities, Inc.	281,549
3,237	Boston Properties, Inc.	298,031
7,202	Equity Residential	298,811
7,961	General Growth Properties, Inc.	303,871
18,773	Host Hotels & Resorts Inc.	298,866
7,941	Kimco Realty Corp.	311,049
7,573	Plum Creek Timber Co., Inc.	308,221
4,970	ProLogis	292,534
3,306	Public Storage, Inc.	292,978
3,201	Simon Property Group, Inc.	297,405
3,737	Vornado Realty Trust	322,167
		3,591,855

	Recreational Products (0.8%)
18,456	Brunswick Corp.	294,742
5,885	Electronic Arts Inc.*	293,779
10,971	Hasbro, Inc.	306,091
14,224	Mattel, Inc.	283,058
		1,177,670
	Regional Banks (1.1%)
12,872	Fifth Third Bancorp	269,282
17,575	First Horizon National Corp.	246,226
3,518	M&T Bank Corp.	283,129
12,164	Marshall & Ilsley Corp	282,205
4,533	Northern Trust Corp.	301,309
6,020	Zions Bancorporation	274,211
		1,656,362
	Restaurants (1.0%)
8,854	Darden Restaurants, Inc.	288,198
5,779	McDonald’s Corp.	322,295
16,224	Starbucks Corp.*	283,920
12,632	Wendy’s International, Inc.	291,294
8,132	Yum! Brands, Inc.	302,592
		1,488,299
	Retail Strip Centers (0.2%)
7,132	Developers Diversified Realty Corp.	298,688

	Savings Banks (0.5%)
16,627	Hudson City Bancorp, Inc.	293,965
28,084	Sovereign Bancorp, Inc.	261,743
25,991	Washington Mutual, Inc.	267,707
		823,415
	Semiconductors (2.6%)
49,771	Advanced Micro Devices, Inc.*	293,151
17,035	Altera Corp.	313,955
10,390	Analog Devices, Inc.	306,713
17,962	Broadcom Corp. (Class A)*	346,128
13,056	Intel Corp.	276,526
10,149	Linear Technology Corp.	311,473
61,463	LSI Logic Corp.*	304,242
9,111	Microchip Technology Inc.	298,203
50,853	Micron Technology, Inc.*	303,592
16,672	National Semiconductor Corp.	305,431
16,385	NVIDIA Corp.*	324,259
10,753	Texas Instruments Inc.	303,987
12,682	Xilinx, Inc.	301,198
		3,988,858
	Services to the Health Industry (1.0%)
4,966	Express Scripts, Inc.*	319,413
14,165	IMS Health Inc.	297,607
4,085	Laboratory Corp. of America Holdings*	300,983
6,725	Medco Health Solutions Inc.*	294,488
6,368	Quest Diagnostics Inc.	288,279
		1,500,770
	Specialty Insurance (0.7%)
45,388	Ambac Financial Group, Inc.	260,981
5,137	Assurant, Inc.	312,638
23,814	MBIA Inc.	291,007
23,285	MGIC Investment Corp.	245,191
		1,109,817
	Specialty Stores (1.4%)
19,346	AutoNation, Inc.*	289,610
2,767	AutoZone, Inc.*	314,968
9,760	Bed Bath & Beyond Inc.*	287,920
25,004	Office Depot, Inc.*	276,294
15,163	OfficeMax Inc.	290,220
13,292	Staples, Inc.	293,886
7,346	Tiffany & Co.	307,357
		2,060,255
	Specialty Telecommunications (1.0%)
8,022	American Tower Corp. (Class A)*	314,543
9,002	CenturyTel, Inc.	299,226
26,167	Citizens Communications Co.	274,492

63,092	Qwest Communications International, Inc.*	285,807
25,219	Windstream Corp.	301,367
		1,475,435
	Steel (0.6%)
4,185	Allegheny Technologies, Inc.	298,642
4,410	Nucor Corp.	298,733
2,656	United States Steel Corp.	336,967
		934,342
	Telecommunication Equipment (1.0%)
9,659	Ciena Corp.*	297,787
12,687	Corning Inc.	304,995
32,876	Motorola, Inc.	305,747
8,447	QUALCOMM, Inc.	346,327
52,613	Tellabs, Inc.*	286,741
		1,541,597
	Tobacco (0.6%)
4,373	Altria Group, Inc.	97,081
4,373	Philip Morris International Inc.*	221,186
5,031	Reynolds American, Inc.	296,980
5,483	UST, Inc.	298,933
		914,180
	Tools/Hardware (0.6%)
4,671	Black & Decker Corp.	308,753
6,171	Snap-On, Inc.	313,795
6,584	Stanley Works (The)	313,530
		936,078
	Trucks/Construction/Farm Machinery (1.2%)
4,118	Caterpillar Inc.	322,398
6,198	Cummins Inc.	290,190
3,848	Deere & Co.	309,533
7,907	Manitowoc Co., Inc.	322,606
6,251	PACCAR, Inc.	281,293
5,150	Terex Corp.*	321,875
		1,847,895
	Wholesale Distributors (0.4%)
7,146	Genuine Parts Co.	287,412
3,924	Grainger (W.W.), Inc.	299,754
		587,166
	TOTAL COMMON STOCKS (Cost $105,284,434)	151,487,730

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (0.6%)
	Investment Company (a)
989	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $988,760)		988,760

	TOTAL INVESTMENTS (Cost $106,273,194) (b) (c)	99.9%	152,476,490
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	112,438
	NET ASSETS	100.0%	$152,588,928

*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $58,400.
+	Consist of one or more class of securities traded as a unit. Stocks with attached paired trust shares.
#	As of March 31, 2008, there were no transactions of Morgan Stanley common stock, an affiliate of the Investment Adviser, Administrator and Distributor.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)	Securities have been designated as collateral in an amount equal to $1,150,650 in connection with open futures contracts.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$152,476,490	$152,476,490	—	—
Other Financial Instruments*	20,022	20,022	—	—
Total	$152,496,512	$152,496,512	—	—

* Other financial instruments include futures, forwards and swap contracts.

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Futures Contracts Open at March 31, 2008

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	APPRECIATION

10	Long	S&P 500 Mini Index June 2008	$662,000	$15,723

7	Long	S&P Midcap 400 Mini Index June 2008	547,050	4,299

		Total Unrealized Appreciation		$20,022

Morgan Stanley Select Dimimensions- Flexible Income Portfolio

Portfolio of Investments March 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN			COUPON		MATURITY
THOUSANDS			RATE		DATE	VALUE
		Government & Corporate Bonds (92.9%)
		Foreign (15.8%)
		Argentina (0.1%)
		Government Obligations
ARS	58	Republic of Argentina +++	5.83	**	12/31/33	$19,503
	$52	Republic of Argentina (d) (h) +++	8.28		12/31/33	36,301
		Total Argentina				55,804

		Bermuda (0.5%)
		Cable/Satellite TV (0.1%)
	45	Intelsat Sub holdings Co. Ltd.	8.625		01/15/15	45,563

		Insurance Brokers/Services (0.4%)
	200	Catlin Insurance Co., Ltd. - 144A*	7.249	**	12/31/49	167,190
		Total Bermuda				212,753

		Brazil (1.2%)
		Government Obligations (1.1%)
	14	Federal Republic of Brazil	8.00		01/15/18	15,715
	90	Federal Republic of Brazil	11.00		08/17/40	120,624
	78	Federal Republic of Brazil	14.50		10/15/09	91,377
	280	Federal Republic of Brazil	6.00		01/17/17	286,160
						513,876
		Major Banks (0.1%)
BRL	70	Banco ABN AMRO	16.20		02/22/10	42,386
		Total Brazil				556,262

		Canada (1.1%)
		Financial Conglomerates (0.0%)
	$10	Brookfield Asset Management Inc.	5.80		04/25/17	9,039

		Media Conglomerates (0.0%)
	1	Canwest Media Inc.	8.00		09/15/12	571

		Oil & Gas Pipelines (0.6%)
	280	Kinder Morgan Finance Co.	5.70		01/05/16	266,700

		Other Metals/Minerals (0.2%)
	90	Brascan Corp.	7.125		06/15/12	89,929

		Other Transportation (0.3%)
	140	CHC Helicopter Corp.	7.375		05/01/14	140,175
		Total Canada				506,414

		Cayman Islands (0.5%)
		Property - Casualty Insurers
	200	Mantis Reef Ltd. - 144A*	4.692	**	11/14/08	201,512

		Denmark (0.4%)
		Telecommunications
	80	Nordic Tel Company - 144A*	8.875		05/01/16	78,000
EUR	60	TDC AS	6.50		04/19/12	90,249
		Total Denmark				168,249

		Ecuador (0.1%)
		Government Obligations
	$50	Republic of Ecuador - 144A*	10.00	**	08/15/30	48,500

		France (0.3%)
		Oilfield Services/Equipment (0.1%)
	25	CIE Generale de Geophysique S.A.	7.50		05/15/15	25,500

		Telecommunications (0.2%)
	70	France Telecom S.A.	8.50	**	03/01/31	86,967
		Total France				112,467

		Ghana (0.2%)
		Government Obligations
	100	Republic of Ghana - 144A*	8.50		10/04/17	105,000

		Indonesia (0.2%)
		Pulp & Paper
	264	Tjiwi Kimia Finance BV - 144A*	0.00	**	04/28/27	28,999
	26	Tjiwi Kimia Finance BV - 144A*	4.254	**	04/29/15	19,339
	107	Tjiwi Kimia Finance BV - 144A*	4.287	**	04/29/18	43,223
		Total Indonesia				91,561

		Israel (0.3%)
		Electrical Products
	148	Ormat Funding Corp.	8.25		12/30/20	148,978

		Japan (4.1%)
		Government Obligations
JPY	183,000	Japan (Government of)	1.00		06/15/09	1,845,590

		Luxembourg (0.2%)
		Telecommunications
	$30	Telecom Italia Capital SA	4.00		11/15/08	29,729
	80	Telecom Italia Capital SA	4.00		01/15/10	78,512
		Total Luxembourg				108,241

		Mexico (2.0%)
		Government Obligations (1.2%)
	172	United Mexican States Corp.	5.625		01/15/17	181,202
	80	United Mexican States Corp.	6.75		09/27/34	89,440
	61	United Mexican States Corp.	8.375		01/14/11	68,991
MXN	1,886	United Mexican States Corp.	9.50		12/18/14	197,021
						536,654
		Oil & Gas Production (0.6%)
	$170	Pemex Project Funding Master Trust - 144A*	4.10	**	06/15/10	169,490
	110	Pemex Project Funding Master Trust - 144A*	5.75		03/01/18	112,792
						282,282
		Telecommunications (0.2%)
	66	Axtel S.A.	11.00		12/15/13	71,940
		Total Mexico				890,876

		Netherlands (0.2%)
		Telecommunications
	70	Telefonica Europe BV	8.25		09/15/30	81,974

		Philippines (0.2%)
		Government Obligations
	87	Republic of Philippines	8.875		03/17/15	103,095

		Russia (2.1%)
		Government Obligations (1.8%)
	64	Federal Republic of Russia	7.50		03/31/30	74,285
	36	Federal Republic of Russia	8.25		03/31/10	37,654
	80	Federal Republic of Russia	3.00		05/14/11	76,928
	201	Federal Republic of Russia	11.00		07/24/18	292,706
	90	Federal Republic of Russia	12.75		06/24/28	162,562
RUB	2,000	JP Morgan Chase - 144A*	7.00		06/28/17	69,983
	$100	Russian Agricultural Bank - 144A*	7.175		05/16/13	102,125
						816,243
		Oil & Gas Pipelines (0.3%)
	75	Gaz Capital	8.625		04/28/34	85,687
	50	Gaz Capital - 144A*	6.212	**	11/22/16	46,375
						132,062
		Total Russia				948,305

		Turkey (0.8%)
		Government Obligations
	100	Republic of Turkey	6.75		04/03/18	99,750
	128	Republic of Turkey	11.00		01/14/13	156,160
	55	Republic of Turkey	11.875		01/15/30	81,469
		Total Turkey				337,379

		Ukraine (0.1%)
		Government Obligations
	40	Ukraine Ministry of Finance - 144A*	6.58		11/21/16	39,800

		United Kingdom (0.1%)
		Cable/Satellite
	40	NTL Cable PLC	8.75		04/15/14	36,100

		Venezuela (1.0%)
		Government Obligations
	70	Republic of Venezuela	8.50		10/08/14	65,100
	295	Republic of Venezuela	9.25		09/15/27	280,988
	80	Republic of Venezuela	10.75		09/19/13	81,800
		Total Venezuela				427,888

		Total Foreign (Cost $7,126,554)				7,026,748

	United States (77.1%)
	Corporate Bonds (33.8%)
	Advertising/Marketing Services (1.1%)
400	Idears Inc.	8.00		11/15/16	261,000
65	Interpublic Group of Companies, Inc. (The)	6.25		11/15/14	52,731
240	Valassis Communications Inc.	8.25		03/01/15	198,600
					512,331
	Aerospace & Defense (0.1%)
66	Systems 2001 Asset Trust - 144A*	6.664		09/15/13	66,312

	Air Freight/Couriers (0.1%)
40	FedEx Corp.	7.25		02/15/11	43,524

	Apparel/Footwear (0.4%)
200	Phillips-Van Heusen Corp.	7.25		02/15/11	200,000

	Auto Parts: O.E.M. (0.7%)
345	ArvinMeritor, Inc.	8.75		03/01/12	317,400

	Beverages: Alcoholic (0.2%)
100	FBG Finance Ltd. - 144A*	5.125		06/15/15	99,221

	Broadcasting (0.2%)
120	Univision Communications - 144A*	9.75		03/15/15	73,200

	Cable/Satellite TV (1.3%)
170	Cablevision Systems Corp. (Series B)	7.133	**	04/01/09	169,575
101	CCH I LLC/CCH I Cap Co.	11.00		10/01/15	70,700
140	Comcast Cable Communications, Inc.	6.75		01/30/11	145,646
140	EchoStar DBS Corp.	6.375		10/01/11	134,750
65	Echostar DBS Corp.	6.625		10/01/14	59,312
					579,983
	Casino/Gaming (1.7%)
840	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (a) (c) (h)	13.50		03/01/10	0
175	Harrah’s Operating Co., Inc.	5.375		12/15/13	113,750
255	Isle of Capri Casinos	7.00		03/01/14	182,963
335	MGM Mirage Inc.	6.00		10/01/09	334,163
299	Resort At Summerlin LP/Ras Co. (Series B) (a) (c) (h)	13.00	+	12/15/07	0
165	Station Casinos, Inc.	6.00		04/01/12	136,125
30	Station Casinos, Inc.	6.875		03/01/16	17,625
					784,626
	Chemicals: Major Diversified (0.1%)
45	ICI Wilmington Inc.	4.375		12/01/08	45,240

	Chemicals: Specialty (0.9%)
280	Innophos, Inc.	8.875	**	08/15/14	273,000
120	Koppers Holdings, Inc.	9.875		11/15/14	104,700
26	Koppers Industry Inc.	9.875		10/15/13	27,430
					405,130
	Coal (0.1%)
35	Foundation PA Coal Co.	7.25		08/01/14	34,825

	Containers/Packaging (1.6%)
345	Berry Plastics Holding Corp. -	8.875		09/15/14	302,737
150	Graphic Packaging International Corp.	9.50		08/15/13	144,750
260	Owens-Illinois, Inc.	7.50		05/15/10	267,150
					714,637
	Data Processing Services (0.4%)
70	Fiserv Inc.	6.80		11/20/17	72,466
105	Sungard Data Systems Inc.	9.125		08/15/13	106,575
					179,041
	Drugstore Chains (0.3%)
20	CVS Caremark Corp.	5.75		06/01/17	20,347
20	CVS Corp.	5.75		08/15/11	20,938
82	CVS Lease Pass Through - 144A*	6.036		12/10/28	78,690
					119,975
	Electric Utilities (2.6%)
80	AES Corp. (The)	7.75		03/01/14	80,900
11	AES Corp. (The)	8.875		02/15/11	11,577
16	AES Corp. (The)	9.375		09/15/10	17,000
80	Arizona Public Service Co.	5.80		06/30/14	78,538
20	CenterPoint Energy Resources, Corp.	6.25		02/01/37	18,716
10	CenterPoint Energy Resources, Corp. (Series B)	7.875		04/01/13	11,120
70	Consumers Energy Co. (Series H)	4.80		02/17/09	70,472
50	Detroit Edison Co. (The)	6.125		10/01/10	52,997
45	Entergy Gulf States, Inc.	3.60		06/01/08	44,889
100	Entergy Gulf States, Inc.	3.476	**	12/01/09	97,913
205	IPALCO Enterprises, Inc.	8.375		11/14/08	208,588

30	IPALCO Enterprises, Inc.	8.625		11/14/11	31,725
70	Ohio Power Company (Series K)	6.00		06/01/16	70,419
205	Texas Comp Ekectric Holding Co. - 144A*	10.25		11/01/15	205,256
100	Texas Comp Ekectric Holding Co. - 144A*	10.25		11/01/15	100,125
50	Texas Eastern Transmission	7.00		07/15/32	53,440
					1,153,675
	Electrical Products (0.1%)
65	Cooper Industries, Inc.	5.25		11/15/12	67,434

	Finance/Rental/Leasing (1.7%)
360	Capmark Financial Group Inc. - 144A*	5.875		05/10/12	228,274
25	Capmark Financial Group Inc. - 144A*	6.30		05/10/17	15,012
620	Ford Motor Credit Co LLC.	7.25		10/25/11	509,659
					752,945
	Financial Conglomerates (1.4%)
90	Chase Manhattan Corp.	6.00		02/15/09	91,410
10	Chase Manhattan Corp.	7.00		11/15/09	10,452
20	General Electric Capital Corp. (Series A)	4.25		12/01/10	20,512
615	General Motors Acceptance Corp. LLC.	6.875		09/15/11	471,035
35	Prudential Financial Inc.	6.625		12/01/37	34,682
					628,091
	Food Retail (0.5%)
30	CA FM Lease Trust - 144A*	8.50		07/15/17	34,554
144	Delhaize America, Inc.	9.00		04/15/31	173,771
					208,325
	Food: Major Diversified (0.2%)
60	ConAgra Foods, Inc.	7.00		10/01/28	60,950
10	ConAgra Foods, Inc.	8.25		09/15/30	11,523
					72,473
	Food: Meat/Fish/Dairy (1.6%)
85	Michael Foods Inc. (Series B)	8.00		11/15/13	83,300
505	Pilgrim’s Pride Corp.	7.625		05/01/15	488,588
125	Smithfield Foods, Inc.	7.00		08/01/11	123,750
20	Smithfield Foods, Inc. (Series B)	8.00		10/15/09	20,400
					716,038
	Gas Distributors (0.4%)
80	Equitable Resources, Inc.	6.50		04/01/18	80,554
120	NiSource Finance Corp.	3.662	**	11/23/09	116,533
					197,087
	Home Building (0.1%)
45	Pulte Homes, Inc.	6.375		05/15/33	35,325

	Home Improvement Chains (0.2%)
100	Home Depot Inc.	2.925	**	12/16/09	95,401

	Hospital/Nursing Management (1.9%)
125	Columbia/HCA Healthcare Corp.	7.69		06/15/25	99,693
210	HCA, Inc	6.25		02/15/13	183,750
95	HCA, Inc.	5.75		03/15/14	78,850
90	HCA, Inc.	6.50		02/15/16	76,275
135	Sun Healthcare Group Inc.	9.125		04/15/15	130,950
215	Tenet Healthcare Corp.	7.375		02/01/13	192,963
70	Tenet Healthcare Corp.	9.875		07/01/14	68,075
					830,556
	Industrial Conglomerates (0.6%)
245	General Electric Co.	5.25		12/06/17	245,122
15	Honeywell International, Inc.	5.30		03/01/18	15,401
					260,523
	Industrial Specialties (0.4%)
165	Johnsondiversy, Inc.	9.625		05/15/12	163,350

	Insurance Brokers/Services (0.4%)
190	Farmers Exchange Capital - 144A*	7.05		07/15/28	174,905

	Integrated Oil (0.2%)
40	Marathaon Oil Corp.	6.00		10/01/17	40,651
30	Marathaon Oil Corp.	5.90		03/15/18	30,212
					70,863
	Investment Banks/Brokers (0.9%)
55	Bear Stearns Companies Inc. (The)	5.55		01/22/17	49,189
25	Bear Stearns Companies Inc. (The)	7.25		02/01/18	25,880
70	Goldman Sachs GP	6.75		10/01/37	65,322
55	Lehman Brothers Holdings, Inc.	6.50		07/19/17	52,320
90	Lehman Brothers Holdings, Inc.	6.875		07/17/37	78,259
55	Lehman Brothers Holdings, Inc.	5.75		01/03/17	49,769
100	Merrill Lynch & Co	6.11		01/29/37	79,273
					400,012
	Major Banks (0.7%)
10	Bank of America Corp	5.75		12/01/17	10,368
80	Credit Suisse New York	6.00		02/15/18	79,956

125	MBNA Corp. (Series F)	3.525	**	05/05/08	125,100
165	Wachovia Capital Trust III	5.80	**	***	117,635
					333,059
	Managed Health Care (0.1%)
50	Unitedhealth Group Inc.	6.00		02/15/18	49,066

	Media Conglomerates (0.5%)
150	Time Warner, Inc.	3.30	**	11/13/09	143,688
85	Viacom, Inc.	6.875		04/30/36	82,099
					225,787
	Medical Specialties (0.3%)
110	Hospira, Inc.	3.176	**	03/30/10	107,034
40	Invacare Corp. -	9.75		02/15/15	40,400
					147,434
	Medical/Nursing Services (0.4%)
181	Fresenius Medical Care Capital Trust	7.875		06/15/11	188,693

	Miscellaneous Commercial Services (0.4%)
55	Iron Mountain Inc.	7.75		01/15/15	55,550
140	Iron Mountain Inc.	8.625		04/01/13	142,100
					197,650
	Miscellaneous Manufacturing (0.1%)
195	Propex Fabrics Inc.	10.00		12/01/12	24,375

	Motor Vehicles (0.1%)
55	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	63,042

	Multi-Line Insurance (0.5%)
160	AIG SunAmerica Global Financing VI - 144A*	6.30		05/10/11	168,257
30	American General Finance Corp. (Series H)	4.625		09/01/10	29,909
35	Equitable Co.	6.50		04/01/08	35,000
					233,166
	Oil & Gas Pipelines (1.0%)
85	Colorado Interstate Gas Co.	6.80		11/15/15	88,061
95	Pacific Energy Partners/Finance	7.125		06/15/14	100,634
70	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	67,718
175	Williams Companies, Inc. (The)	7.875		09/01/21	190,531
					446,944
	Oil & Gas Production (2.0%)
110	Chaparral Energy Inc.	8.875		02/01/17	95,975
320	Chesapeake Energy Corp.	7.50		09/15/13	331,200
335	Hilcorp Energy/Finance - 144A*	7.75		11/01/15	315,738
170	Husky Oil Ltd. (Canada)	8.90	**	08/15/28	172,511
					915,424
	Oilfield Services/Equipment (0.5%)
175	Helix Energy Solutions -144A*	9.50		01/15/16	175,875
30	Weatherford International, Inc.	6.00		03/15/18	30,212
					206,087
	Pharmaceuticals: Major (0.1%)
30	Wyeth	5.45		04/01/17	30,609
10	Wyeth	5.50		02/15/16	10,213
					40,822
	Publishing: Books/Magazines (0.2%)
95	Dex Media West/Finance	9.875		08/15/13	82,887

	Pulp & Paper (0.1%)
35	Glatfelter P.H.	7.125		05/01/16	34,563

	Railroads (0.3%)
125	Union Pacific Corp.	5.45		01/31/13	128,780

	Restaurants (0.3%)
15	Aramark Corp. -	8.411	**	02/01/15	13,312
30	Aramark Corp. -	8.50		02/01/15	30,225
105	Aramark Services Inc.	5.00		06/01/12	91,875
15	Tricon Global Restaurants, Inc.	8.875		04/15/11	16,542
					151,954
	Real Estate Development (0.2%)
100	Realogy Corp.	10.50		04/15/14	67,750

	Savings Banks (0.2%)
25	Household Finance Corp.	4.125		12/15/08	24,974
100	Washington Mutual Preferred Funding II	6.665	**	***	54,075
					79,049
	Semiconductors (0.5%)
260	Freescale Semiconductor -	8.875		12/15/14	204,750

	Services To The Health Industry (0.2%)
50	LVB Acquisition Merger - 144A*	10.375		10/15/17	52,125
40	Medco Health Solutions	7.125		03/15/18	41,058
					93,183

	Specialty Stores (0.8%)
365	Sonic Automotive, Inc.	8.625		08/15/13	339,450

	Specialty Telecommunications (0.6%)
85	American Tower Corp.	7.125		10/15/12	87,337
90	American Tower Corp.	7.50		05/01/12	92,475
70	Qwest Capital Funding	7.25		02/15/11	66,850
42	Qwest Communications International	6.565	**	02/15/09	41,790
					288,452
	Telecommunications (0.5%)
75	AT&T Corp.	8.00		11/15/31	87,890
181	Exodus Communications, Inc. (a) (c) (h)	11.625		07/15/10	0
433	Rhythms Netconnections, Inc. (a) (c) (h)	12.75		04/15/09	0
60	SBC Communications, Inc.	6.15		09/15/34	57,817
55	Sprint Capital Corp.	8.75		03/15/32	46,579
20	U.S. West Communications Corp.	5.625		11/15/08	20,000
					212,286
	Tobacco (0.2%)
75	Reynolds American Inc.	6.50		07/15/10	76,875

	Water Utilities (0.2%)
100	Nalco Co.	7.75		11/15/11	101,750

	Wireless Telecommunications (0.4%)
180	Wind Acquisition Finance SA - 144A*	10.75		12/01/15	184,500
	Total Corporate Bonds (Cost $17,593,210)				15,120,226

	Asset-Backed Securities (1.5%)
	Finance/Rental/Leasing
18	Bear Stearns Asset Backed 2005-AQ1 2A1	3.355	**	03/25/35	18,106
425	Capital Auto Receivables Asset Trust 2006-2 A3B	3.181	**	05/15/11	421,990
125	Citibank Credit Card Issuance Trust 2007-A8 Class A8	5.65	**	09/20/19	122,065
60	Countrywide Asset-Backed Certificates 2005-16 2AF1	3.285	**	05/25/36	58,888
9	RAAC Series 2006-SP1 A1	3.235	**	09/25/45	9,202
19	Specialty Underwriting & Residential Finance 2004-BC2 A2	3.405	**	05/25/35	16,073
7	Structured Asset Investment Loan Trust 2003-BC13 3A	3.475	**	11/25/33	6,127
	Total Asset-Backed Securities (Cost $663,155)				652,451

	U.S. Government Obligations (4.1%)
550	U.S. Treasury Bond	6.125		08/15/29	688,832
1,000	U.S. Treasury Note	5.375		02/15/31	1,156,876
	Total U.S. Government Obligations (Cost $1,686,199)				1,845,708

	Collateralized Mortgage Obligations (28.0%)
	U.S. Government Agencies (0.7%)
207	Freddie Mac Whole Loan 2005-S001 2A2 (0.5%)	2.748	**	09/25/45	203,700

	Federal National Mortgage Assoc. (0.2%)
122	IO	6.50		03/01/20	17,800
108	IO	7.00		12/01/34	24,728
102	IO	7.00		11/01/19	15,025
177	IO	8.00		06/01/35	37,946
					95,499

	Total U.S. Government Agencies				299,199

	Private Issues (27.3%)
	American Home Mortgage Investment Trust
141	2007-5	2.898	**	06/25/47	69,497
441	2007-1 GA1C	2.788	**	05/25/47	335,975
139	2006-4	2.908	**	10/25/46	69,587
331	2005-2 1A1	2.898	**	09/25/45	254,921
	Banc of America Commerical Mortagage Inc.
250	2007	5.414	**	09/10/47	246,096
200	2007	5.492	**	02/10/51	194,383
200	2007-3 A4	5.658	**	06/10/49	197,856
250	2007-4	5.936	**	02/10/51	249,142
	Bear Stearns Mortgae Fuding Trust
4,135	2007-N5 5C (IO)	0.588	**	04/25/37	103,366
2,842	2007-N2 12C (IO)	1.843	**	01/27/37	34,109
3,772	2007-N2 13C (IO)	1.541	**	01/27/37	41,495
5,315	2007-N2 14C (IO)	1.428	**	01/27/37	66,435
4,172	2007-N3 10C (IO)	2.569	**	06/26/36	52,151
200	2007-PW17	5.694	**	06/11/50	197,290
316	2006-AR4 1A	2.808	**	12/25/36	240,801
364	2006-AR1 1A2	2.848	**	07/25/36	214,142
285	2006-AR5 1A1	2.758	**	12/25/36	217,257

	Citigroup Commercial Mortgage Trust
200	2007-C6 A4	5.888	**	06/10/17	198,892
200	2007-C5 A4	5.431	**	10/15/49	196,510
	Commercial Mortgage Pass-Through Certificate
200	2007-C9 A4	5.816	**	12/10/49	200,340
	Countrywide Alternative Loan Trust
1,237	2006-0A12 X (IO)	1.04	**	03/20/46	54,347
1,848	2005-58R A (IO)	1.556	**	12/20/35	72,480
1,367	2005-59R A (IO)	1.438	**	12/20/35	46,735
1,359	2005-81 X1 (IO)	0.955	**	02/25/37	58,593
4,099	2006-OA17 1XP (IO)	1.276	**	12/20/46	199,331
2,816	2006-0A22 CP	4.048	**	02/25/47	59,156
4,107	2005-41 1X (IO)	0.982	**	09/25/35	106,231
1,402	2007-0A7 CP (IO)	1.822	**	05/25/47	37,726
2,176	2006-0A21 X (IO)	1.53	**	03/20/47	112,697
371	2007-0A8 2A2	2.828	**	06/25/47	229,719
159	2006-0A17 1A3	2.835	**	12/20/46	77,146
156	2006-0A21 A3	2.815	**	03/20/47	75,055
300	2007-0A9 A1	2.888	**	06/25/47	227,280
175	2005-56 2A2	6.562	**	11/25/35	133,188
217	2005-76 2A2	5.936	**	02/25/36	140,924
301	2006-0A16 A3	2.848	**	10/25/46	194,321
81	2006-OA6 1A4B	3.295	**	07/25/46	72,882
99	2006-0A2	2.875	**	05/20/46	61,622
	Countrywide Home Loans
204	2006-OA5 1A2	3.435	**	04/25/46	128,018
715	2004-20 X (IO)	1.147	**	10/25/34	12,626
	Deutsche Alt-A Securities Income Mortgage
154	2006-OA1 A3	5.352	**	02/25/47	84,499
	DSLA Mortgage Loan Trust
260	2006-AR1 2A1A	5.728	**	04/19/47	195,080
294	2006-AR2 2A1A	2.758	**	11/19/37	223,994
362	2007-AR1 2A1A	2.698	**	04/19/38	272,615
	Greenpoint Mortgage Funding Trust
228	2006-AR2 3A2	2.918	**	03/25/36	141,814
450	2006-AR5	3.786	**	10/25/46	166,615
425	2006-AR4	3.806	**	09/25/46	148,750
400	2006-AR7	3.806	**	12/25/46	152,135
623	2005-AR3 X1 (IO)	1.206	**	08/25/45	20,255
870	2005-AR4 X4 (IO)	1.99	**	10/25/45	31,555
	Greenwich Capital
200	2007-GG11	5.736	**	12/10/49	197,876
	GS Mortgage Securities Corp.
585	2006-0A1R A (IO)	1.71	**	08/25/35	15,527
	Harborview Mortgage Loan Trust
1	2006-1 PO1 (PO)	0.00		03/19/37	807
1,295	2005-2 X (IO)	1.464	**	05/19/35	36,539
906	2005-3 X2 (IO)	0.321	**	06/19/35	26,175
1,194	2006-1 X1 (IO)	0.414	**	03/19/37	47,089
260	2006-7 2A1B	2.808	**	10/19/37	160,174
297	2006-9 2AB2	2.838	**	11/19/36	201,895
329	2006-10 2A1A	2.738	**	11/19/36	250,433
193	2006-1 2A1A	2.798	**	03/19/37	145,253
273	2006-8	2.848	**	08/21/36	176,116
330	2007-1 2A1A	3.265	**	04/19/38	250,038
170	2006-9 NIM 144A*	0.00	**	12/15/36	54,977
	Indymac Index Mortgage Loan Trust
842	2005-AR12 AX2 (IO)	1.056	**	07/25/35	27,655
169	2005-AR4 2A1A	3.415	**	03/25/35	131,398
	JP Morgan Chase Commercial Mortgage Securities Corp.
250	2007-LD11 A4	6.007	**	06/15/49	250,266
	LB-UBS Commericial Mortgage Trust
200	2007-C3	5.933	**	07/15/44	202,181
200	2007-C6	5.858	**	07/15/40	199,866
	Luminent Mortgage Trust
171	2006-1 A1	3.375	**	04/25/36	129,612
	Mastr Adjustable Rate Mortgages Trust
131	2006-OA1 3A3	5.728	**	04/25/46	58,876
	Residential Accredit Loans, Inc.
1,610	2007-Q03 SB (IO)	1.157	**	03/25/47	39,237
2,842	2007-Q05 SB (IO)	2.899	**	05/25/47	71,050
7,381	2007-Q05 SB (IO)	0.00		08/25/47	77,266
79	2006-Q01 2A1	3.405	**	02/25/46	55,153
517	2007-Q04 A1	2.798	**	05/25/47	390,005
73	2006-Q01 1A1	3.395	**	02/25/46	47,941

314	2006-Q06 A2	2.828	**	06/25/46	197,084
260	2005-Q03 A2	3.535	**	10/25/45	174,757
	Structured Asset Mortgage Investments, Inc.
340	2005-14 A1	2.908	**	07/25/35	263,107
100	2006-AR3 3A1	2.788	**	02/25/36	74,945
130	2006-AR6 1A5	3.415	**	07/25/36	65,340
352	2006-AR7 A2A	3.365	**	08/25/36	218,471
331	2006-AR8 A1A	2.798	**	10/25/36	251,676
401	2007-AR4 A4A	2.778	**	09/25/47	292,517
	Washington Mutual
8	2005-AR19 A1	2.848	**	12/25/45	7,770
46	2005-AR17 A1	3.385	**	12/25/45	44,305
371	2007-OA6 CA1B	2.828	**	07/25/47	231,311
125	2006-AR5 4A1B	3.415	**	07/25/46	60,874
	Washington Mutual Mortgage Pass-Through
218	2006-AR2 A1A	5.727	**	04/25/46	159,438
	Total Private Issues				12,202,634

	Total Collateralized Mortgage Obligations (Cost $16,714,258)				12,501,833

	U.S. Government Agencie-Mortgage-Backed Securities (9.7%)
	Federal Home Loan Mortgage Corp. (Gold) (0.4%)
171		7.50		12/01/31-06/01/32	184,765
	Federal National Mortgage Assoc. (4.3%)
421		6.50		07/01/29-11/01/33	439,061
940		7.00		04/01/31-09/01/34	1,000,790
118		7.50		02/01/31-03/01/32	126,784
226		8.00		02/01/12-06/01/31	244,009
109		8.50		06/01/30	120,528
					1,931,172
	Federal National Mortgage Assoc. (ARM) (4.8%)
229		5.005		09/01/35	234,886
231		5.121		11/01/35	234,232
229		5.125		06/01/35	235,093
208		5.24		03/01/37	210,997
352		6.914		05/01/36	363,365
245		6.967		07/01/36	250,787
363		6.974		07/01/36	372,433
234		6.992		08/01/36	239,875
					2,141,668
	Government National Mortgage Assoc. (0.2%)
54		7.50		07/15/26-08/15/29	58,680
24		8.00		06/15/26	25,801
					84,481
	Total U.S. Government Agencies-Mortgage-Backed Securities (Cost $4,293,473)				4,342,086

	Total United States (Cost $40,950,295)				34,462,304

	Total Government & Corporate Bonds (Cost $48,076,849)				41,489,052

	Senior Loans (0.9%)
	Financial Publishing/Services (0.5%)
264	First Data Co.	7.96	**	09/24/14	238,565

	Oil & Gas Production (0.4%)
170	Sandridge Energy	8.625		04/01/15	168,088

	Total Senior Loans (Cost $426,737)				406,653

	Convertible Bonds (0.1%)
	Telecommunication Equipment
39	Nortel Networks Corp. (Canada) (Cost $38,788)	4.25		09/01/08	38,708

NUMBER OF
SHARES
	Common Stocks (0.0%)
	Casino/Gaming (e) (h) (0.0%)
787	Fitzgeralds Gaming Corp. +	0

	Electric Utilities (d) (0.0%)
13	PNM Resources Inc.	162

	Food: Specialty/Candy (0.0%)
18	SFFB New Holdings Inc.	0
100	SFAC New Holdings Inc. ++	0
		0
	Restaurants (d) (e) (h) (0.0%)
10,137	Catalina Restaurant Group (Escrow)	101

	Specialty Telecommunications (d) (e) (0.0%)
1,171	Birch Telecom Inc. ## (h)	12
16,679	PFB Telecom NV (Series B) (h)	0
109	XO Holdings, Inc.	142
		154
	Telecommunications (d) (e) (0.0%)
352	Viatel Holdings Bermuda Ltd. (Bermuda)	4

	Textiles (d) (e) (h) (0.0%)
11,192	U.S. Leather, Inc.	0

	Wireless Telecommunications (d) (0.0%)
46	USA Mobility, Inc.	328
	Total Common Stocks (Cost $1,904,622)	749

NUMBER OF		EXPIRATION
WARRANTS		DATE
	Warrants (e) (0.0%)
	Casino/Gaming (h) (0.0%)
9,000	Aladdin Gaming Enterprises, Inc. - 144A*	03/01/10	0

	Specialty Telecommunications (d) (0.0%)
219	XO Holdings, Inc. (Series A)	01/16/10	22
164	XO Holdings, Inc. (Series B)	01/16/10	8
164	XO Holdings, Inc. (Series C)	01/16/10	7
			37
	Total Warrants (Cost $249)		37

NUMBER OF
SHARES (000)
Short-Term Investments (6.9%)
Investment Company (f) (6.5%)
2,892	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $2,892,003)	2,892,003

PRINCIPAL
AMOUNT IN
THOUSANDS
	U.S. Government Agencies & Obligations (b) (0.4%)
$200	U.S. Treasury Bills (Cost $199,843)	3.15	04/10/08	199,843

	Total Short-Term Investments (Cost $3,091,846)			3,091,846

	Total Investments (Cost $53,539,091) (g) (i)		100.7%	45,027,045
	Liabilities in Excess of Other Assets		(0.7)	(349,541)
	Net Assets		100.0%	$44,677,504

IO	Interest Only security.
PO	Principal Only security.
ARM	Adjustable Rate Mortgage. Interest rate in effect as of March 31, 2008.
*	Resale is restricted to qualified institutional investors.
**	Floating rate security, rate shown is the rate in effect at March 31, 2008.
***	Security issued with perpetual maturity.
##	Resale is restricted; acquired (between 06/18/98 and 08/15/99) at a cost basis of $573,998.
†	Payment-in-kind security.
+	Resale is restricted; acquired (12/22/98) at a cost basis of $3,549.
++	Resale is restricted; acquired (06/10/99) at a cost basis of $1.
+++	Capital appreciation bond.
(a)	Issuer in bankruptcy.
(b)	All or a portion of this security has been physically segregated in connection with open futures contracts in the amount of $180,590.
(c)	Non-income producing security; bond in default.
(d)	Acquired through exchange offer.

(e)	Non-income producing security.
(f)

The fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(g)

Securities have been designated as collateral in amount equal to $18,729,066 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.

(h)

Securities with a total market value equal to $36,414 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Currency Abbreviations:

ARS	Argentina Peso.
BRL	Brazilian Real.
EUR	Euro.
JPY	Japanese Yen.
MXN	Mexican New Peso.
RUB	Russian Ruble.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$45,027,045	$490	$44,990,141	$36,414
Other Financial Instruments*	991,300	(457,816)	$1,449,116	—
Total	$46,018,345	$(457,326)	$46,439,257	$36,414

* Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$51,811
Net purchases (sales)	(1,873)
Transfers in and/or out	0
Change in unrealized appreciation/depreciation	(14,597)
Realized gains (losses)	1,073
Ending Balance	$36,414

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2008	$(13,649)

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5)credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Futures Contracts Open at March 31, 2008

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY MONTH	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

32	Long	US Treasury Bond 5 Year June 2008	$3,655,500	$56,621

1	Short	90 Day Euro $ Future March 2009	(244,538)	(5,478)

6	Short	Swap June 2008	(690,844)	(14,560)

3	Short	90 Day Euro $ Future December 2010	(722,288)	(9,470)

3	Short	90 Day Euro $ Future September 2010	(723,863)	(10,508)

3	Short	90 Day Euro $ Future June 2010	(725,438)	(11,596)

3	Short	90 Day Euro $ Future June 2008	(732,975)	(15,868)

3	Short	90 Day Euro $ Future December 2008	(733,800)	(16,119)

3	Short	90 Day Euro $ Future September 2008	(734,288)	(16,583)

5	Short	90 Day Euro $ Future March 2010	(1,211,813)	(21,201)

5	Short	90 Day Euro $ Future December 2009	(1,214,313)	(22,843)

11	Short	US Treasury Bond 20 Year June 2008	(1,306,766)	(21,294)

6	Short	90 Day Euro $ Future September 2009	(1,461,375)	(30,177)

7	Short	US Treasury Bond 2 Year June 2008	(1,502,594)	1,702

90	Short	US Treasury Bond 10 Year June 2008	(10,705,782)	(320,442)

Net Unrealized Depreciation				$(457,816)

Forward Foreign Currency Contracts Open at March 31, 2008

					UNREALIZED
					APPRECIATION
CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	(DEPRECIATION)
JPY	28,000,000		$259,259	04/09/08	$(21,804)
JPY	14,000,000		$131,734	04/09/08	(8,798)
JPY	16,592,000		$161,490	04/09/08	(5,060)
	$586,489	JPY	58,592,000	04/09/08	1,656
EUR	1,408,000		$2,134,767	06/06/08	(81,490)

Net Unrealized Depreciation					$(115,496)

Currency Abbreviations

EUR	Euro.
JPY	Japanese Yen.

Credit Default Swap Contracts Opent at March 31, 2008:

		NOTIONAL	PAY/RECEIVE		UNREALIZED
SWAP COUNTERPARTY AND	BUY/SELL	AMOUNT	FIXED	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)

Goldman Sachs International
Union Pacific Corp.	Buy	135	0.200	December 20, 2011	$1,537

Goldman Sachs International
Hartford Life, Inc.	Buy	280	0.120	December 20, 2011	12,250

Goldman Sachs International
Motorola, Inc.	Buy	90	0.150	December 20, 2011	8,357

Goldman Sachs International
Motorola, Inc.	Buy	190	0.157	December 20, 2011	17,598

Citigroup Global Markets, Inc.
Tyco International, Ltd.	Buy	107	0.430	March 20, 2012	3,226

Citigroup Global Markets, Inc.
Tyco International, Ltd.	Buy	53	0.430	March 20, 2012	1,613

Goldman Sachs International
Chubb Corp.	Buy	270	0.100	March 20, 2012	4,892

Goldman Sachs International
Gap, Inc.	Buy	160	1.190	March 20, 2012	(1,957)

Citigroup Global Markets, Inc.
Tyco Electronics	Buy	107	0.430	March 20, 2012	3,225

Citigroup Global Markets, Inc.
Tyco Electronics	Buy	53	0.430	March 20, 2012	1,612

Citigroup Global Markets, Inc.
Covidien	Buy	107	0.430	March 20, 2012	13

Citigroup Global Markets, Inc.
Covidien	Buy	53	0.430	March 20, 2012	6

Goldman Sachs International
Dell, Inc.	Buy	135	0.220	March 20, 2012	2,422

Citigroup Global Markets, Inc.
Eaton Corp.	Buy	125	0.620	March 20, 2013	947

Credit Suisse Securities
Nordstrom, Inc.	Buy	180	1.040	March 20, 2013	1,739

Credit Suisse Securities
Nordstrom, Inc.	Buy	80	1.050	March 20, 2013	737

Goldman Sachs International
Nordstrom, Inc.	Buy	70	1.050	March 20, 2013	3,865

UBS Securities
Eli Lilly Co.	Buy	80	0.300	March 20, 2013	499

Goldman Sachs International
Eli Lilly Co.	Buy	25	0.330	March 20, 2013	121

UBS Securities
Martin Marietta Materials	Buy	80	1.780	March 20, 2013	1,076

J.P. Morgan Chase
Eaton Corp.	Buy	50	0.600	March 20, 2013	424

Citigroup Global Markets, Inc.
Eaton Corp.	Buy	90	0.720	March 20, 2013	271

Bank of America, N.A.
Goodrich (B.F.) Co.	Buy	100	0.700	March 20, 2013	(937)

UBS Securities
Toll Brothers, Inc.	Buy	250	2.900	March 20, 2013	1,723

Bank of America, N.A.
Toll Brothers, Inc.	Buy	120	2.900	March 20, 2013	828

Lehman Brothers, Inc.
Arrow Electronics, Inc.	Buy	260	1.400	March 20, 2013	0

Credit Suisse Securities
Arrow Electronics, Inc.	Buy	95	1.110	March 20, 2013	(439)

UBS Securities
Textron Financial Corp.	Buy	185	1.060	March 20, 2013	(544)

Goldman Sachs International
Textron Financial Corp.	Buy	195	1.050	March 20, 2013	4,436

UBS Securities
Textron Financial Corp.	Buy	105	1.010	March 20, 2013	2,638

UBS Securities
Textron Financial Corp.	Buy	25	1.000	March 20, 2013	628

UBS Securities
American Standard, Inc.	Buy	140	0.500	March 20, 2013	1,054

J.P. Morgan Chase
Pepsi Bottling Group, Inc.	Buy	95	0.630	March 20, 2013	(504)

J.P. Morgan Chase
Pepsi Bottling Group, Inc.	Buy	70	0.580	March 20, 2013	(211)

Goldman Sachs International
Prologis	Buy	95	3.330	March 20, 2013	989

Goldman Sachs International
American Standard, Inc.	Buy	50	0.500	March 20, 2013	377

Goldman Sachs International
Avalonbay Communities, Inc.	Buy	195	3.050	March 20, 2013	(1,498)

Goldman Sachs International
Coca-Cola Enterprises, Inc.	Buy	255	0.587	March 20, 2013	(517)

Lehman Brothers, Inc.
Coca-Cola Enterprises, Inc.	Buy	135	0.640	March 20, 2013	(600)

Credit Suisse Securities
Arrow Electronics, Inc.	Buy	165	1.000	March 20, 2015	868

UBS Securities
American Standard, Inc.	Buy	150	0.600	March 20, 2018	1,118

Bank of America, N.A.
Carnival Corp.	Buy	115	1.570	March 20, 2018	(1,573)

Merrill Lynch, Inc.
Carnival Corp.	Buy	95	1.570	March 20, 2018	(1,300)

Merrill Lynch, Inc.
Carnival Corp.	Buy	65	1.500	March 20, 2018	(547)

Merrill Lynch, Inc.
Carnival Corp.	Buy	100	1.600	March 20, 2018	(1,289)

Goldman Sachs International
Carnival Corp.	Buy	105	1.600	March 20, 2018	(1,354)

Citigroup Global Markets, Inc.
Eaton Corp.	Buy	140	0.820	March 20, 2018	1,188

Goldman Sachs International
Eaton Corp.	Buy	50	0.970	March 20, 2018	(173)

Merrill Lynch, Inc
Eaton Corp.	Buy	100	0.920	March 20, 2018	52

Lehman Brothers, Inc.
Goodrich (B.F.) Co.	Buy	65	0.460	March 20, 2018	748

Lehman Brothers, Inc.
Goodrich (B.F.) Co.	Buy	90	0.450	March 20, 2018	1,109

Goldman Sachs International
Goodrich (B.F.) Co.	Buy	80	0.470	March 20, 2018	856

Bank of America, N.A.
Goodrich (B.F.) Co.	Buy	60	0.820	March 20, 2018	(1,070)

J.P. Morgan Chase
Nordstrom, Inc.	Buy	85	1.070	March 20, 2018	1,748

J.P. Morgan Chase
Nordstrom, Inc.	Buy	85	1.150	March 20, 2018	1,223

Bank of America, N.A.
Nordstrom, Inc.	Buy	100	1.030	March 20, 2018	2,365

UBS Securities
Martin Marietta Materials	Buy	80	1.730	March 20, 2018	1,745

Goldman Sachs International
Sealed Air Corp.	Buy	45	1.240	March 20, 2018	1,113

Goldman Sachs International
Sealed Air Corp.	Buy	95	1.080	March 20, 2018	3,501

Bank of America, N.A.
Sealed Air Corp.	Buy	70	1.120	March 20, 2018	2,367

Bank of America, N.A.
Sealed Air Corp.	Buy	55	1.080	March 20, 2018	2,027

Bank of America, N.A.
Toll Brothers, Inc.	Buy	70	2.250	March 20, 2018	676

Bank of America, N.A.
Textron Financial Corp.	Buy	110	0.800	March 20, 2018	6,662

Goldman Sachs International
DJ CDX NA	Sell	160	1.400	December 20, 2012	1,395

Merrill Lynch, Inc.
DJ CDX NA	Sell	255	1.400	December 20, 2012	7,095

Lehman Brothers, Inc.
DJ CDX NA	Sell	970	3.750	December 20, 2012	(46,708)

Goldman Sachs International
Qwest Capital Funding, Inc.	Sell	125	3.250	December 20, 2012	(11,460)

Lehman Brothers, Inc.
DJ CDX NA	Sell	100	0.600	December 20, 2012	(1,851)

Lehman Brothers, Inc.
DJ CDX NA	Sell	50	0.600	December 20, 2012	(786)

Goldman Sachs International
DJ CDX NA	Sell	55	0.600	December 20, 2012	(505)

Goldman Sachs International
DJ CDX NA	Sell	200	0.800	December 20, 2017	(836)

			Net Unrealized Appreciation		$40,299

Interest Rate Swap Contracts Open at March 31, 2008:

	NOTIONAL				UNREALIZED
	AMOUNT	PAYMENTS	RECEIVED	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	MADE BY PORTFOLIO	BY PORTFOLIO	DATE	(DEPRECIATION)

Deutsche Bank	7,100	Floating Rate 3.092% @	Fixed Rate 5.349%	May 24, 2017	$748,624

JPMorgan Chase Bank N.A.	1,000	Floating Rate 3.065 @	Fixed Rate 5.472	August 16, 2017	115,200

JPMorgan Chase Bank N.A.	1,000	Floating Rate 3.065 @	Fixed Rate 5.463	August 17, 2017	114,510

JPMorgan Chase Bank N.A.	1,000	Floating Rate 3.070 @	Fixed Rate 5.451	August 20, 2017	113,550

JPMorgan Chase Bank N.A.	1,750	Floating Rate 2.938 @	Fixed Rate 5.088	September 11, 2017	148,015

Deutsche Bank	2,500	Floating Rate 4.680 @	Fixed Rate 5.198	October 4, 2017	234,000

JPMorgan Chase Bank N.A.	822	Floating Rate 2.938 @	Fixed Rate 4.390	December 11, 2012	40,804

Goldman Sachs Group, Inc.	1,625	Floating Rate 0.000 @	Fixed Rate 5.565	February 27, 2018	32,646

Bank of America N.A.	1,595	Floating Rate 0.000 @	Fixed Rate 5.592	February 19, 2018	33,974

Bank of America N.A.	3,250	Floating Rate 3.080 @	Fixed Rate 5.370	February 12, 2018	42,705

Goldman Sachs Group, Inc.	3,200	Floating Rate 0.000 @	Fixed Rate 5.630	February 28, 2018	72,000

Bank of America N.A.	4,175	Fixed Rate 5.815	Floating Rate 3.080 @	February 12, 2023	(41,875)

Goldman Sachs Group, Inc.	4,105	Fixed Rate 6.035	Floating Rate 0.000 @	February 28, 2023	(66,994)

Bank of America N.A.	2,060	Fixed Rate 6.030	Floating Rate 0.000 @	February 19, 2023	(33,372)

Goldman Sachs Group, Inc.	2,080	Fixed Rate 5.960	Floating Rate 0.000 @	February 27, 2023	(29,474)

			Net Unrealized Appreciation		1,524,313

@    Floating rate represents USD-3 months LIBOR.

Morgan Stanley Select Dimensions - Global Equity Portfolio

Portfolio of Investments March 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.2%)
	Australia + (1.8%)
	Data Processing Services
118,500	Computershare Ltd.	$951,041

	Bermuda (8.4%)
	Apparel/Footwear Retail
108,300	Esprit Holdings Ltd.+	1,297,854

	Insurance Brokers/Services
16,600	Willis Group Holdings Ltd.	557,926

	Investment Banks/Brokers
53,200	MF Global Ltd.*	527,212

	Multi-Line Insurance
27,815	Axis Capital Holdings Ltd.	945,154

	Wholesale Distributors
314,800	Li & Fung Ltd. +	1,177,868
	Total Bermuda	4,506,014

	Canada (1.5%)
	Food: Specialty/Candy
159,100	SunOpta Inc.*	811,410

	France + (1.7%)
	Pharmaceuticals: Other
15,800	Ipsen S.A.	897,719

	Germany + (5.9%)
	Apparel/Footwear
14,160	Adidas AG	942,045

	Medical Specialties
15,923	Fresenius SE	1,354,706

	Other Consumer Services
49,118	Wirecard AG*	860,301
	Total Germany	3,157,052

	Greece + (2.4%)
	Regional Banks
41,855	EFG Eurobank Ergasias	1,275,949

	India + (1.1%)
	Construction Materials
27,400	ACC Ltd.	564,619

	Israel (3.4%)
	Food: Specialty/Candy
37,030	Strauss Group Ltd.+	539,109

	Pharmaceuticals: Other
27,700	Teva Pharmaceutical Industries Ltd. (ADR)	1,279,463
	Total Israel	1,818,572

	Italy + (2.1%)
	Major Banks
167,830	UniCredit S.p.A.	1,121,942

	Japan + (2.4%)
	Home Building
25,200	Daito Trust Construction Co., Ltd.	1,303,356

	Mexico (3.1%)
	Beverages: Non-Alcoholic
19,800	Fomento Economico Mexicano, S.A.B. de C.V. (ADR) (Units)#	827,244

	Other Transportation
14,600	Grupo Aeroportuario del Sureste S.A.B de C.V. (ADR)	832,054
	Total Mexico	1,659,298

	Singapore (5.0%)
	Airlines
88,760	Singapore Airlines Ltd.+	1,009,732

	Electronic Components
65,860	Flextronics International Ltd.*	618,425

	Marine Shipping
392,801	Cosco Corp (Singapore) Ltd.+	1,064,548
	Total Singapore	2,692,705

	South Africa+ (1.2%)
	Pharmaceuticals: Generic Drugs
156,500	Aspen Pharmacare Holdings Ltd.*	616,270

	Spain + (4.7%)
	Major Banks
45,802	Banco Santander S.A.	912,555

	Major Telecommunications
55,940	Telefonica S.A.	1,607,344
	Total Spain	2,519,899

	Sweden + (1.1%)
	Packaged Software
28,547	Orc Software AB	572,266

	Switzerland + (1.8%)
	Chemicals: Specialty
7,400	Lonza Group AG (Registered Shares)	982,163

	United Kingdom + (14.2%)
	Beverages: Alcoholic
55,069	SABMiller PLC	1,206,353

	Investment Managers
166,500	BlueBay Asset Management PLC*	1,145,573
68,595	Man Group PLC	754,696
		1,900,269
	Major Banks
49,100	Standard Chartered PLC	1,677,504

	Miscellaneous Commercial Services
18,100	Homeserve PLC	690,658
68,902	Intertek Group PLC	1,410,983
		2,101,641
	Pharmaceuticals: Other
34,672	Shire PLC	670,059
	Total United Kingdom	7,555,826

	United States (35.4%)
	Beverages: Non-Alcoholic
13,500	PepsiCo, Inc.	974,700

	Biotechnology
23,830	Gilead Sciences, Inc.*	1,227,960

	Computer Processing Hardware
11,091	Apple Inc.*	1,591,559

	Electric Utilities
16,000	Constellation Energy Group	1,412,320

	Electronic Components
35,500	Amphenol Corporation (Class A)	1,322,375

	Financial Conglomerates
15,000	Prudential Financial, Inc.	1,173,750

	Food: Meat/Fish/Dairy
68,100	Smart Balance Inc	537,990

	Life/Health Insurance
24,500	AFLAC, Inc.	1,591,275

	Media Conglomerates
29,500	News Corp. (Class A)	553,125

	Medical Specialties
10,850	Bard (C.R.), Inc.	1,045,940
25,210	Thermo Fisher Scientific, Inc.*	1,432,936
22,300	West Pharmaceutical Services, Inc.	986,329
		3,465,205
	Miscellaneous Commercial Services
14,000	Bright Horizons Family Solutions, Inc.*	602,560
19,900	FTI Consulting Inc.*	1,413,696
		2,016,256
	Specialty Stores
32,200	Staples, Inc.	711,942

	Telecommunication Equipment
30,280	Corning Inc.	727,931

	Wireless Telecommunications
47,700	Metropcs Communications Inc.*	810,900
24,700	NII Holdings Inc.*	784,966
		1,595,866
	Total United States	18,902,254
	Total Common Stocks (Cost $41,350,103)	51,908,355

NUMBER
OF SHARES (000)
	Short-Term Investment (a) (2.1%)
	Investment Company
1,108	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $1,107,883)		1,107,883

	Total Investments (Cost $42,457,985) (b)	99.3%	53,016,238
	Other Assets in Excess of Liabilities	0.7	367,644
	Net Assets	100.0%	$53,383,882

ADR	American Depositary Receipt.
*	Non-income producing security.
#	Consist of one or more class of securities traded together as a unit; stock with attached warrants.
+	Securities with total market value equal to $24,087,314 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•             Level 1 – quoted prices in active markets for identical investments

•           Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•           Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$53,016,238	$28,928,924	$24,087,314	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Select Dimensions - Global Equity Portfolio

Summary of Investments March 31, 2008 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS
Medical Specialties	$4,819,911	9.1%
Miscellaneous Commercial Services	4,117,897	7.8
Major Banks	3,712,001	7.0
Pharmaceuticals: Other	2,847,241	5.4
Electronic Components	1,940,800	3.7
Investment Managers	1,900,269	3.6
Beverages: Non-Alcoholic	1,801,944	3.4
Major Telecommunications	1,607,344	3.0
Wireless Telecommunications	1,595,866	3.0
Computer Processing Hardware	1,591,559	3.0
Life/Health Insurance	1,591,275	3.0
Electric Utilities	1,412,320	2.7
Food: Specialty/Candy	1,350,519	2.5
Home Building	1,303,356	2.5
Apparel/Footwear Retail	1,297,854	2.4
Regional Banks	1,275,949	2.4
Biotechnology	1,227,960	2.3
Beverages: Alcoholic	1,206,353	2.3
Wholesale Distributors	1,177,868	2.2
Financial Conglomerates	1,173,750	2.2
Investment Company	1,107,883	2.1
Marine Shipping	1,064,548	2.0
Airlines	1,009,732	1.9
Chemicals: Specialty	982,163	1.9
Data Processing Services	951,041	1.8
Multi-Line Insurance	945,154	1.8
Apparel/Footwear	942,045	1.8
Other Consumer Services	860,301	1.6
Other Transportation	832,054	1.6
Telecommunication Equipment	727,931	1.4
Specialty Stores	711,942	1.3
Pharmaceuticals: Generic Drugs	616,270	1.2
Packaged Software	572,266	1.1
Construction Materials	564,619	1.1
Insurance Brokers/Services	557,926	1.1
Media Conglomerates	553,125	1.0
Food: Meat/Fish/Dairy	537,990	1.0
Investment Banks/Brokers	527,212	1.0
	$53,016,238	100.0%

Morgan Stanley Select Dimensions - Capital Growth Portfolio (Formerly Growth Fund)

Portfolio of Investments   March 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (97.1%)
	Air Freight/Couriers (3.6%)
15,723	C.H. Robinson Worldwide, Inc.	$855,331
13,891	Expeditors International of Washington, Inc.	627,595
		1,482,926
	Apparel/Footwear (1.7%)
22,273	Coach, Inc.*	671,531

	Apparel/Footwear Retail (1.9%)
10,815	Abercrombie & Fitch Co. (Class A)	791,009

	Biotechnology (1.7%)
4,823	Gen-Probe Inc.*	232,469
6,332	Illumina, Inc.*	480,599
		713,068
	Casino/Gaming (4.4%)
17,941	Wynn Resorts, Ltd.*	1,805,582

	Chemicals: Agricultural (8.0%)
29,820	Monsanto Co.	3,324,930

	Computer Communications (1.9%)
32,315	Cisco Systems, Inc.*	778,468

	Computer Peripherals (0.0%)
20,100	Seagate Technology Inc. (Escrow) (a)*	0

	Computer Processing Hardware (2.5%)
7,250	Apple Inc.*	1,040,375

	Construction Materials (3.6%)
32,615	Cemex SAB de C.V. (ADR) (Mexico)*	851,904
5,939	Martin Marietta Materials, Inc.	630,544
		1,482,448
	Discount Stores (1.6%)
6,677	Sears Holdings Corp.*	681,655

	Finance/Rental/Leasing (3.2%)
5,024	Mastercard Inc. Class A*	1,120,302
3,516	Visa Inc.- Class A	219,258
		1,339,560
	Financial Conglomerates (6.7%)
23,231	American Express Co.	1,015,659
65,606	Brookfield Asset Management Inc. (Class A) (Canada)	1,760,209
		2,775,868
	Hotels/Resorts/Cruiselines (1.5%)
12,294	Starwood Hotels & Resorts Worldwide, Inc.	636,215

	Information Technology Services (0.8%)
7,575	VMware Inc (Class A)	324,362

	Internet Retail (5.5%)
32,151	Amazon.com, Inc.*	2,292,366

	Internet Software/Services (7.7%)
2,369	Baidu.com, Inc. (ADR) (Cayman Islands)*	567,683
4,931	Google Inc. (Class A)*	2,171,958
78,400	Tencent Holdings Ltd. (Cayman Islands) (a)	446,297
		3,185,938
	Investment Banks/Brokers (1.5%)
1,319	CME GROUP INC	618,743

	Investment Managers (1.5%)
6,530	Franklin Resources, Inc.	633,345

	Miscellaneous Commercial Services (1.0%)
10,499	Corporate Executive Board Co. (The)		425,000

	Multi-Line Insurance (2.3%)
23,844	Loews Corp.		959,006

	Oil & Gas Production (7.9%)
24,532	Southwestern Energy Co.*		826,483
31,760	Ultra Petroleum Corp. (Canada)*		2,461,400
			3,287,883
	Other Consumer Services (4.1%)
57,292	eBay Inc.*		1,709,593

	Other Transportation (1.2%)
102,000	China Merchants Holdings International Co., Ltd.(a)		488,464

	Personnel Services (0.8%)
13,052	Monster Worldwide Inc.*		315,989

	Pharmaceuticals: Other (1.3%)
9,812	Allergan, Inc.		553,299

	Property - Casualty Insurers (2.9%)
265	Berkshire Hathaway Inc. (Class B)*		1,185,319

	Restaurants (2.2%)
51,705	Starbucks Corp.*		904,838

	Steel (1.2%)
7,523	Nucor Corp.		509,608

	Telecommunication Equipment (4.3%)
15,979	Research In Motion Ltd. (Canada)*		1,793,323

	Tobacco (1.5%)
8,799	Altria Group, Inc.		195,338
8,799	Philip Morris International Inc.*		445,053
			640,391
	Water Utilities (0.8%)
4,762	Veolia Environnement (ADR) (France)		333,007

	Wholesale Distributors (1.9%)
210,000	Li & Fung Ltd.(a)		785,744

	Wireless Telecommunications (4.4%)
18,429	America Movil SAB de C.V. (Series L) (ADR) (Mexico)		1,173,740
8,883	China Mobile Ltd. (ADR) (Hong Kong)		666,314
			1,840,054
	TOTAL COMMON STOCKS (Cost $34,429,877)		40,309,907

	Investment Trusts/Mutual Funds (1.3%)
428	Aeroplan Income Fund - 144A (Units)+ (Canada) **		7,610
29	Aeroplan Income Fund (Units)+ (Canada)		518,777
	Total Investment Trusts/Mutual Funds (Cost $694,660)		526,387

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (b) (1.4%)
	Investment Company
589	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $588,799)		588,799

	TOTAL INVESTMENTS (Cost $35,713,336) (c)	99.8%	41,425,093
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	70,617
	NET ASSETS	100.0%	$41,495,710

ADR	American Depositary Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
+	Consist of one or more class of securities trades together as a unit; stocks with attached warrants.
(a)

A security with total market value equal to $1,720,505 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(b)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•             Level 1 – quoted prices in active markets for identical investments

•             Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$41,425,093	$39,696,978	$1,728,115	—

Valuation of Investments – (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Select Dimensions Investment Series - Money Market Portfolio

Portfolio of Investments • March 31, 2008 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS		PURCHASE	DATE	VALUE
	Commercial Paper (68.9%)
	Asset-Backed - Auto (7.9%)
$2,750	DaimlerChrysler Revolving Auto Conduit LLC Series I	2.97-3.02%	06/02/08	$2,735,964
4,000	FCAR Owner Trust	3.16-3.46	04/24/08-05/15/08	3,987,015
6,000	New Center Asset Trust	3.26-3.33	04/04/08-04/11/08	5,995,836
				12,718,815
	Asset-Backed - Consumer (19.0%)
1,300	Barton Capital LLC*	3.14-3.21	04/04/08-05/07/08	1,296,800
4,463	CRC Funding LLC.*	3.12-3.41	04/02/08-05/28/08	4,446,623
4,752	Gemini Securitization Corp., LLC*	3.19-3.65	04/03/08-04/25/08	4,747,878
7,700	KBC Financial*	2.75-4.62	05/07/08-08/13/08	7,631,276
446	Kitty Hawk Funding Corp.*	3.22	4/11/08	445,604
890	Mont Blanc Cap Corp.*	4.35	4/09/08	889,150
2,000	Old Line Funding LLC*	3.21	5/02/08	1,994,506
5,000	Palisades CP*	3.33-3.55	04/01/08-04/18/08	4,996,864
392	Ranger Funding Co., LLC*	4.14	4/18/08	391,241
1,753	Thames Asset Global Securities*	3.20-3.31	04/03/08-04/14/08	1,752,231
2,000	Thunder Bay Funding, LLC*	3.30	4/18/08	1,996,902
				30,589,076
	Asset-Backed - Corporate (3.7%)
1,000	Atlantis One Funding*	3.12	5/09/08	996,728
1,900	Eureka Securitization, Inc.*	3.10-3.20	04/17/08-04/25/08	1,896,539
916	LMA Americas LLC*	3.22	4/15/08	914,860
2,240	Nieuw Amsterdam Receivables Corp.*	3.23-3.27	04/30/08-05/16/08	2,232,201
				6,040,328
	Asset-Backed - Diversified (5.2%)
300	Alpine Securitization*	3.19	5/09/08	298,996
6,740	Liberty Street Funding LLC*	2.97-3.26	04/02/08-05/29/08	6,734,599
825	Market Street Funding LLC*	3.30	4/01/08	825,000
456	Three Pillars Funding LLC*	3.16	5/20/08	454,045
				8,312,640
	Asset-Backed - Securities (8.6%)
7,719	Amstel Funding Corp.*	2.62-4.57	04/02/08-06/16/08	7,682,395
3,000	Galaxy Funding Inc.*	3.99-4.18	04/10/08-04/18/08	2,996,065
2,000	Grampian Funding LLC*	3.15	5/12/08	1,992,893
1,200	Scaldis Capital LLC*	4.19	4/15/08	1,198,063
				13,869,417
	Banking (5.0%)
6,000	Citigroup Funding Inc.	3.19-4.42	04/17/08-05/21/08	5,980,674
2,154	HSBC USA Inc.	3.11-3.43	04/09/08-04/18/08	2,151,866
				8,132,540
	Finance-Consumer (2.1%)
3,500	American Express Corp.*	2.50-3.05	06/05/08-06/17/08	3,480,933

	Financial Conglomerates (3.4%)
5,616	General Electric Capital Corp.*	2.50-4.00	05/02/08-12/05/08	5,546,207

	International Banks (13.1%)
1,000	Barclays U.S. Funding LLC	3.05	8/27/08	987,646
5,330	DnB NOR Bank ASA	2.56-4.40	04/04/08-05/30/08	5,319,806
2,400	Natexis Banques Populaires U.S. Finance Co., LLC	2.77-2.83	8/4/08	2,376,823
878	Santander Central Hispano Finance (Delaware) Inc.	3.12	5/01/08	875,732
800	Skandinaviska Enskilda Banken AB*	3.00	4/10/08	799,400
4,390	Societe General N.A., Inc.	3.16-3.39	04/30/08-05/16/08	4,369,676
900	Svenska Handelsbanken	3.20	4/08/08	899,440
1,000	Swedbank Mortgage AB	4.32	4/14/08	998,458
4,500	UBS Finance (Delaware) LLC	2.79-4.96	04/30/08-09/12/08	4,472,702
				21,099,682
	Investment Banks/Brokers (0.9%)
1,500	Goldman Sachs Group Inc.	4.00	5/23/08	1,491,442

	Total Commercial Paper (Cost $111,281,080)			111,281,080

	Certificate of Deposit (27.1%)
	International Banks
2,000	Banco Santander SA	3.00	7/31/08	2,000,066
2,000	Bank of Ireland -	3.07	4/30/08	2,000,149
3,000	Bank of Montreal - Chicago	3.00-3.10	07/07/08-07/17/08	3,002,147
1,000	Bank of Nova Scotia -	5.40	7/07/08	999,335
4,500	Bank of Scotland -	2.65-4.91	06/09/08-09/12/08	4,505,849
3,450	Barclays Bank plc	2.87-5.37	04/10/08-07/18/08	3,453,757
1,100	Barclays Capital Inc.	3.10	6/06/08	1,099,892
2,000	Canadian Imperial Bank of Commerce	3.15	4/02/08	2,000,103
5,000	Calyon -	2.95-4.50	04/04/08-07/14/08	5,005,111
1,600	Credit Suisse - NY	3.10-4.82	05/27/08-06/11/08	1,604,281
1,500	Fortis Bank - NY	2.61	7/21/08	1,500,000
1,000	HBOS Treasury Service	3.10	6/16/08	1,004,657
5,300	NATIXIS	3.00-4.70	05/02/08-08/04/08	5,307,016
850	Nordea Bank Finland - NY	4.00	10/22/08	853,625
1,200	Royal Bank of Scotland plc	4.57	7/02/08	1,186,292
1,000	Societe General	2.88	9/04/08	1,000,000
2,300	Svenska Handelsbanken -	3.05-5.13	8/07/08	2,299,908
1,500	Toronto - Dominion Bank	2.75	8/14/08	1,500,000
3,500	UBS AG	2.87-4.00	06/09/08-07/11/08	3,505,844

	Total Certificate of Deposit (Cost $45,328,033)			45,328,033

	Floating Rate Notes (1.2%)
	International Banks (1.1%)
1,000	Skandinaviska Enskilda Banken AB	2.8†	07/03/08‡	1,004,408
900	Unicredito Italiano SpA	3.09†	05/29/08‡	899,970
	Total Floating Rate Notes (Cost $1,904,378)			1,904,378

	Bankers’ Acceptance (1.1%)
1,693	J.P. Morgan Chase & Co. (Cost $1,687,379)	3.82-4.82	04/08/08-07/14/08	1,687,379

	Extendible Note (1.9%)
1,500	Deutsche Bank AG	2.81	6/23/08	1,500,000
1,500	Wachovia Bank NA (Cost $3,000,000)	4.75	4/04/08	1,500,000
				3,000,000
	U.S. Government Agencies - Discount Note (0.1%)
184	Federal Home Loan Banks (Cost $182,236)	4.14	6/25/08	182,236

	Total Investments (Cost $161,883,107) (a)		100.3%	161,883,107

	Liabilities in Excess of Other Assets		(0.3)	(475,988)

	Net Assets		100.0%	$161,407,119

*	Resale is restricted to qualified institutional investors
†	Rate shown is the rate in effect at March 31, 2008.
‡	Date of next interest rate reset.
(a)	Cost is the same for federal income tax purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,  “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is  defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely  transaction with an independent buyer in the principal market, or in the absence of a principal market the most  advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish  between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability  developed based on market data obtained from sources independent of the reporting entity (observable inputs)  and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants  would use in pricing an asset or liability developed based on the best information available in the circumstances  (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various  inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad  levels listed below.

•      Level 1 – quoted prices in active markets for identical investments

•       Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•       Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$161,883,107	—	$161,883,107	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Morgan Stanley Select Dimensions -  Utilities Portfolio

Portfolio of Investments   March 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.0%)
	Cable/Satellite TV (2.3%)
69,000	Comcast Corp. (Class A)	$1,334,460

	Electric Utilities (55.0%)
85,100	AES Corp. (The)*	1,418,617
27,900	Allegheny Energy, Inc.	1,408,950
17,300	Ameren Corp.	761,892
28,200	American Electric Power Co., Inc.	1,173,966
82,600	CMS Energy Corp.	1,118,404
22,000	Consolidated Edison, Inc.	873,400
19,800	Constellation Energy Group	1,747,746
43,300	Dominion Resources, Inc.	1,768,372
26,200	DPL, Inc.	671,768
14,100	DTE Energy Co.	548,349
62,910	Duke Energy Corp.	1,122,944
35,900	Edison International	1,759,818
10,900	Entergy Corp.	1,188,972
25,000	Exelon Corp.	2,031,750
26,100	FirstEnergy Corp.	1,790,982
29,300	FPL Group, Inc.	1,838,282
43,900	Northeast Utilities	1,077,306
19,800	NSTAR	602,514
44,800	PG&E Corp.	1,649,536
38,400	PPL Corp.	1,763,328
39,800	Public Service Enterprise Group Inc.	1,599,562
32,100	SCANA Corp.	1,174,218
46,600	Southern Co. (The)	1,659,426
28,000	Wisconsin Energy Corp.	1,231,720
		31,981,822
	Energy (21.0%)
32,500	AGL Resources, Inc.	1,115,400
88,720	Dynegy, Inc. (Class A)*	700,001
23,200	Equitable Resources, Inc.	1,366,480
35,650	MDU Resources Group, Inc.	875,208
21,900	New Jersey Resources Corp.	679,995
56,000	NRG Energy, Inc.*	2,183,440
25,600	Questar Corp.	1,447,936
33,300	Sempra Energy	1,774,224
28,955	Spectra Energy Corp.	658,726
42,000	Williams Companies, Inc. (The)	1,385,160
		12,186,570
	Major Telecommunications (1.0%)
20,700	Telefonica S.A.	594,781

	Specialty Telecommunications (1.5%)
17,500	Crown Castle International Corp.*	603,575
18,500	Time Warner Telecom Inc. (Class A)*	286,565
		890,140
	Telecommunications (16.3%)
16,200	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	1,031,778
11,400	American Tower Corp. (Class A)*	446,994
72,509	AT&T Inc.	2,777,095
27,500	Citizens Communications Co.	288,475
6,800	NII Holdings Inc.*	216,104
29,900	Rogers Communications, Inc. (Class B)	1,074,008
8,300	Telefonica S.A. (ADR) (Spain)	718,033
8,800	Telus Corp. (Non-Voting)	370,793
62,494	Verizon Communications, Inc.	2,277,905
26,679	Windstream Corp.	318,814
		9,519,999

	Wireless Telecommunications (0.9%)
2,600	China Mobile Ltd. (ADR) (Hong Kong)	195,026
10,700	SBA Communications Corp.*	319,181
		514,207
	TOTAL COMMON STOCKS (Cost $34,279,437)	57,021,979

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (a) (2.5%)
1,429	Investment Company
	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $1,429,092)		1,429,092

	TOTAL INVESTMENTS (Cost $35,708,529) (b)	100.5%	58,451,071
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)	(275,181)
	NET ASSETS	100.0%	$58,175,890

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$58,451,071	$58,451,071	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2008